UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2018

HIY-QTLY-1118
1.807726.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	3,100	3,522
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,818
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$3,080	$3,492
5% 4/1/26	2,900	3,318
Montgomery Med. Clinic Facilities:
4% 3/1/36	500	481
5% 3/1/33	5,000	5,325

TOTAL ALABAMA		19,956

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	13,400	14,990
Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	3,070	3,162
5.25% 10/1/28 (FSA Insured)	9,945	10,242
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.376%, tender 1/1/37 (a)(b)	3,000	2,850
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	1,100	1,190
5% 5/1/51	1,100	1,185
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,515	2,904
5% 7/1/31	3,750	4,304
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	285	296
5% 7/1/48	355	366
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,373
5% 1/1/33	6,000	6,796
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	895	897
6% 1/1/48 (c)	5,485	5,538
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	1,000	1,088
Series 2017 A 5% 7/1/36 (d)	1,750	1,942
Series 2017 A:
5% 7/1/31 (d)	2,050	2,309
5% 7/1/33 (d)	1,100	1,231
5% 7/1/37 (d)	1,300	1,435
Series 2017 B:
5% 7/1/29	2,500	2,892
5% 7/1/33	3,500	3,989
5% 7/1/36	4,000	4,519
5% 7/1/37	2,500	2,810
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	2,000	2,152
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	1,000	1,093
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	3,500	3,790
5.5% 12/1/29	8,900	10,606
5.25% 12/1/22	1,500	1,650
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	1,050	1,099
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	530	577
6.125% 10/1/52 (c)	530	575
Series 2017 B, 6% 10/1/37 (c)	265	287

TOTAL ARIZONA		95,147

California - 3.4%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,881
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (a)	8,260	8,425
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	4,109
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,552
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2009, 6% 4/1/38	7,815	7,971
Series 2016, 5% 9/1/29	2,210	2,580
5% 8/1/19	10	10
5% 8/1/20	10	10
5.25% 12/1/33	180	180
5.25% 4/1/35	9,635	10,554
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 8/1/30	2,000	2,003
5.5% 3/1/40	6,900	7,230
5.6% 3/1/36	2,950	3,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	9,000	9,226
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25	25
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	2,400	2,679
5% 6/1/28	6,175	6,862
(Various Cap. Projs.) Series 2011 A, 5.25% 10/1/26	5,000	5,475
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	4,100	4,495
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,151
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	3,320	3,652
5% 6/1/23	3,795	4,251
5% 6/1/24	2,135	2,372
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,619
0% 11/1/30 (FSA Insured)	5,000	3,343
Long Beach Unified School District Series 2009, 5.5% 8/1/29	185	190
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/19 (AMBAC Insured)	2,545	2,550
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,455	1,594
5% 3/1/27	2,000	2,185
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	4,000	4,206
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,181
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	4,844
5% 1/15/28	4,345	4,637
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,750	2,021
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	5,900	3,612
Series 2011, 0% 8/1/46	1,150	338
Series B:
0% 8/1/37	7,800	3,686
0% 8/1/39	23,800	10,157
Poway Unified School District Pub. Fing.:
5% 9/1/24	995	1,119
5% 9/1/26	1,270	1,424
5% 9/1/29	2,640	2,897
5% 9/1/31	1,190	1,298
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,858
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,800	3,900
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,002
0% 7/1/47	1,830	568
Series 2008 E, 0% 7/1/47 (e)	8,700	5,687
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,155
5% 6/1/31	5,785	6,431
San Marcos Unified School District Series 2010 B, 0% 8/1/47	21,300	6,382
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,371
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,372
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	3,000	3,265
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	4,500	5,165
Series 2013 B, 5.5% 8/1/38	1,000	1,148
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,750	1,788
Series 2010 A:
5.25% 7/1/30	1,100	1,148
5.5% 7/1/38	3,815	3,981
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000	2,205

TOTAL CALIFORNIA		209,255

Colorado - 1.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,510	2,739
5% 10/1/43	3,140	3,405
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,664
4% 9/1/36	1,300	1,307
5% 9/1/46	7,300	7,847
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	7,000	6,725
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	2,275	2,530
5% 11/15/26 (d)	3,450	3,949
5% 11/15/27 (d)	2,945	3,391
Series 2018 A:
5% 12/1/34 (d)	5,125	5,957
5% 12/1/36 (d)	5,000	5,578
5% 12/1/37 (d)	10,000	11,110
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,575	13,021
Series 2010 C:
5.25% 9/1/25	1,000	1,059
5.375% 9/1/26	1,000	1,060

TOTAL COLORADO		71,342

Connecticut - 0.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,680	1,873
Series 2018 F:
5% 9/15/23	2,600	2,860
5% 9/15/24	3,250	3,609
5% 9/15/25	3,260	3,640
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	6,050	6,638
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	500	571
5% 7/1/27	350	402
5% 7/1/28	635	728
5% 7/1/29	400	457
Series 2016 K, 4% 7/1/46	8,835	8,421
Series K1:
5% 7/1/27	500	560
5% 7/1/29	1,280	1,429
5% 7/1/30	1,000	1,112
5% 7/1/33	1,600	1,758
5% 7/1/34	750	821
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	3,790	4,357
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	1,525	1,547
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	4,570	4,934
5% 4/1/39 (c)	5,875	6,191
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	1,070	1,218

TOTAL CONNECTICUT		53,126

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2018 A, 5% 6/1/43	500	567
District of Columbia Rev. Series B, 4.75% 6/1/32	2,700	2,793
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/24 (d)	7,000	7,845
Series 2017 A:
5% 10/1/28 (d)	6,650	7,630
5% 10/1/29 (d)	8,080	9,230
5% 10/1/30 (d)	8,250	9,417
5% 10/1/31 (d)	1,450	1,649
5% 10/1/32 (d)	2,240	2,536
5% 10/1/33 (d)	1,100	1,241
5% 10/1/35 (d)	2,500	2,800
5% 10/1/42 (d)	5,000	5,514

TOTAL DISTRICT OF COLUMBIA		51,222

Florida - 12.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,297
5% 7/1/26	1,750	1,989
5% 7/1/28	1,745	1,970
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	965	1,062
Series 2012 Q1, 5% 10/1/25	5,215	5,702
Series 2017:
5% 10/1/25 (d)	250	285
5% 10/1/26 (d)	1,000	1,152
5% 10/1/27 (d)	1,000	1,158
5% 10/1/28 (d)	1,000	1,150
5% 10/1/29 (d)	2,660	3,043
5% 10/1/30 (d)	735	837
5% 10/1/32 (d)	3,500	3,951
5% 10/1/33 (d)	1,305	1,468
5% 10/1/34 (d)	1,275	1,429
5% 10/1/35 (d)	1,500	1,675
5% 10/1/36 (d)	2,000	2,223
5% 10/1/37 (d)	2,250	2,490
5% 10/1/42 (d)	4,250	4,670
5% 10/1/47 (d)	6,000	6,568
Series A:
5% 10/1/23 (d)	1,425	1,591
5% 10/1/28 (d)	3,000	3,360
5% 10/1/30 (d)	3,500	3,892
5% 10/1/31 (d)	3,000	3,326
5% 10/1/32 (d)	2,800	3,097
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670	770
(Broward County School District) Series 2012 A, 5% 7/1/24	2,170	2,365
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,230	2,452
5% 7/1/27	5,695	6,157
Series 2015 A:
5% 7/1/24	2,240	2,538
5% 7/1/26	7,200	8,215
5% 7/1/27	1,000	1,137
Series 2015 B, 5% 7/1/24	2,755	3,121
Series 2016, 5% 7/1/32	2,200	2,484
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,715	1,748
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	19,265	20,955
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	2,060	2,326
5% 7/1/32	12,225	13,653
Series 2016 A, 5% 7/1/33	1,340	1,510
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,084
Series 2011 F, 5% 6/1/23	6,070	6,522
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	6,400	6,991
Series 2015 C:
5% 10/1/30	3,270	3,578
5% 10/1/40	2,000	2,150
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	2,185	2,504
5% 10/1/31	2,385	2,722
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,700	4,022
Series 2015 B:
5% 10/1/28	1,000	1,136
5% 10/1/30	1,800	2,028
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/20 (d)	200	211
5% 10/1/21 (d)	1,545	1,665
5% 10/1/22 (d)	1,000	1,096
5% 10/1/24 (d)	3,000	3,367
5% 10/1/25 (d)	3,225	3,655
5% 10/1/26 (d)	1,700	1,947
5% 10/1/27 (d)	1,000	1,153
Series 2016A, 5% 10/1/46 (d)	1,000	1,089
Series 2017 A:
5% 10/1/24 (d)	2,325	2,610
5% 10/1/25 (d)	1,000	1,133
5% 10/1/27 (d)	2,000	2,307
5% 10/1/29 (d)	3,000	3,419
5% 10/1/30 (d)	3,220	3,657
5% 10/1/31 (d)	8,625	9,758
5% 10/1/32 (d)	6,755	7,620
5% 10/1/34 (d)	6,000	6,714
5% 10/1/35 (d)	7,930	8,835
5% 10/1/36 (d)	7,500	8,325
5% 10/1/37 (d)	6,250	6,907
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,405	1,451
5% 6/1/24	275	307
5% 6/1/26	1,625	1,819
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	12,970	13,526
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	31
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/24	5,500	6,035
5% 10/1/25	1,000	1,095
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,107
5% 6/1/28 (FSA Insured)	1,000	1,103
5% 6/1/30 (FSA Insured)	2,250	2,469
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	6,310	6,748
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	7,300	7,771
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	3,035	3,238
Series 2012 A:
5% 10/1/21 (d)	1,900	2,040
5% 10/1/22 (d)	1,000	1,092
5% 10/1/23 (d)	7,700	8,419
5% 10/1/24 (d)	9,050	9,859
5% 10/1/30 (d)	7,015	7,553
5% 10/1/31 (d)	4,000	4,304
Series 2014 A:
5% 10/1/28 (d)	5,000	5,586
5% 10/1/33 (d)	8,385	9,241
5% 10/1/36 (d)	15,855	17,392
5% 10/1/37	12,925	14,260
Series 2015 A:
5% 10/1/29 (d)	1,585	1,758
5% 10/1/31 (d)	1,330	1,466
5% 10/1/35 (d)	5,500	6,043
Series 2016 A:
5% 10/1/29	1,450	1,661
5% 10/1/31	1,750	1,987
Series 2017 B, 5% 10/1/40 (d)	13,000	14,283
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,096
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,500	3,809
Series 2014 B:
5% 7/1/26	2,500	2,811
5% 7/1/27	1,750	1,963
5% 7/1/28	1,000	1,118
Series A:
5% 7/1/32	4,300	4,862
5% 7/1/33	3,650	4,113
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	6,600	7,109
Series 2015 A:
5% 5/1/26	5,500	6,222
5% 5/1/27 (FSA Insured)	780	885
5% 5/1/28	11,710	13,121
5% 5/1/29	4,075	4,545
Series 2015 B:
5% 5/1/26	8,500	9,617
5% 5/1/27	22,130	24,910
5% 5/1/28	16,995	19,043
Series 2016 A:
5% 5/1/30	7,520	8,446
5% 5/1/32	10,000	11,160
Series 2016 B, 5% 8/1/26	10,825	12,513
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	2,200	2,360
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000	4,468
North Brevard County Hosp. District Rev. 5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	600	600
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	12,050	12,770
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	10,000	11,279
Series 2016 C, 5% 8/1/33	3,770	4,284
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	2,115	2,146
Series 2012 A, 5% 10/1/25	1,100	1,275
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,292
5% 10/1/23 (d)	1,325	1,472
5% 10/1/24 (d)	1,375	1,543
5% 10/1/25 (d)	2,915	3,300
5% 10/1/26 (d)	2,060	2,354
5% 10/1/27 (d)	1,000	1,145
5% 10/1/29 (d)	1,040	1,175
5% 10/1/30 (d)	1,850	2,081
5% 10/1/31 (d)	1,300	1,456
5% 10/1/32 (d)	2,000	2,231
5% 10/1/33 (d)	4,295	4,776
5% 10/1/34 (d)	4,505	4,993
5% 10/1/35 (d)	4,745	5,245
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	729
5% 12/1/23	1,395	1,533
5% 12/1/24	1,530	1,698
5% 12/1/25	540	594
5% 12/1/31	500	538
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	4,715	5,346
5% 8/1/29	5,995	6,774
5% 8/1/30	16,510	18,600
5% 8/1/31	16,580	18,624
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	5,000	5,678
5% 10/1/32	6,270	7,057
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,400	1,421
6.25% 4/1/39	3,300	3,353
Series 2010, 5.25% 10/1/34	3,500	3,641
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,500	2,552
5% 8/15/26	3,400	3,938
5% 8/15/27	2,250	2,627
5% 8/15/28	1,500	1,732
5% 8/15/30	3,245	3,709
5% 8/15/31	3,130	3,565
5% 8/15/32	2,330	2,646
5% 8/15/34	6,475	7,299
5% 8/15/35	4,295	4,824
5% 8/15/42	6,600	7,317
5% 8/15/47	9,800	10,826
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100	1,172
Series 2015 A, 5% 12/1/40	2,200	2,339
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	2,300	2,520
5% 9/1/25	410	447
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	1,000	1,124
5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,573
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,775	2,004
5% 8/1/26	340	383

TOTAL FLORIDA		752,436

Georgia - 2.3%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	1,000	1,144
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	2,000	1,948
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	7,600	7,552
2.2%, tender 4/2/19 (a)	3,000	2,996
2.2%, tender 4/2/19 (a)	6,500	6,491
2.2%, tender 4/2/19 (a)	4,100	4,094
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	9,145	9,810
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	14,920	16,040
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	3,000	3,235
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/24	6,500	6,906
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,764
5% 10/1/23	4,000	4,391
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	2,245	2,153
5% 8/1/39	2,060	2,206
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	2,745	2,958
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	50,645	53,272
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,966
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,884
5% 4/1/30	2,000	2,178
5% 4/1/44	3,815	4,058
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,574

TOTAL GEORGIA		142,620

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (d)	7,500	8,194
5% 7/1/45 (d)	19,875	21,664
Series 2018 A:
5% 7/1/29 (d)	1,275	1,470
5% 7/1/30 (d)	1,500	1,722
5% 7/1/31 (d)	1,465	1,674
5% 7/1/32 (d)	1,500	1,706
5% 7/1/33 (d)	1,525	1,727
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	1,575	1,713
5.25% 8/1/24 (d)	2,000	2,224
5.25% 8/1/25 (d)	2,500	2,761

TOTAL HAWAII		44,855

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,371
6.75% 11/1/37	5,500	5,522
Series 2015 ID, 5% 12/1/25	2,750	3,137

TOTAL IDAHO		13,030

Illinois - 21.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,705
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,779
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	996
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,385	2,529
Series 2008 C:
5.25% 12/1/23	2,410	2,415
5.25% 12/1/24	1,630	1,633
Series 2010 F, 5% 12/1/20	1,295	1,330
Series 2011 A:
5% 12/1/41	5,785	5,830
5.25% 12/1/41	3,580	3,634
5.5% 12/1/39	7,900	8,081
Series 2012 A, 5% 12/1/42	9,215	9,242
Series 2015 C, 5.25% 12/1/39	1,700	1,738
Series 2016 B, 6.5% 12/1/46	800	906
Series 2017 A, 7% 12/1/46 (c)	2,800	3,332
Series 2017 C:
5% 12/1/22	2,630	2,738
5% 12/1/23	2,270	2,372
5% 12/1/24	5,760	6,020
5% 12/1/25	3,290	3,439
5% 12/1/26	965	1,008
5% 12/1/30	2,545	2,651
Series 2017 D:
5% 12/1/23	2,970	3,103
5% 12/1/24	1,245	1,301
5% 12/1/31	3,000	3,116
Series 2018 A:
5% 12/1/25	1,000	1,045
5% 12/1/26	1,000	1,044
5% 12/1/28	4,730	4,960
5% 12/1/30	2,000	2,081
5% 12/1/32	1,150	1,191
5% 12/1/35	1,000	1,025
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	11,252
5% 1/1/28 (d)	19,150	20,792
5% 1/1/33 (d)	5,375	5,763
5% 1/1/34 (d)	2,600	2,784
Series 2016 A, 5% 1/1/28 (d)	2,000	2,222
Series 2016 B:
4% 1/1/35	1,575	1,598
5% 1/1/36	2,000	2,189
5% 1/1/37	2,700	2,939
5% 1/1/46	7,085	7,642
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	6,275	6,837
Series 2013 D, 5% 1/1/27	3,200	3,487
Series 2015 A:
5% 1/1/25 (d)	5,335	5,987
5% 1/1/31 (d)	6,040	6,551
5% 1/1/32 (d)	12,200	13,275
Series 2015 C:
5% 1/1/24 (d)	1,435	1,593
5% 1/1/46 (d)	2,395	2,548
Series 2016 B, 5% 1/1/34	6,100	6,747
Series 2016 C:
5% 1/1/33	2,725	3,018
5% 1/1/34	3,155	3,489
Series 2016 G:
5% 1/1/37 (d)	2,000	2,173
5% 1/1/42 (d)	2,000	2,155
5.25% 1/1/29 (d)	350	407
5.25% 1/1/31 (d)	400	457
Series 2017 A, 5% 1/1/31	3,535	3,993
Series 2017 B:
5% 1/1/35	2,100	2,340
5% 1/1/37	8,550	9,449
Series 2017 C:
5% 1/1/30	600	681
5% 1/1/31	600	678
5% 1/1/32	650	731
Series 2017 D:
5% 1/1/28 (d)	2,990	3,398
5% 1/1/29 (d)	2,500	2,834
5% 1/1/32 (d)	2,700	2,990
5% 1/1/34 (d)	4,060	4,462
5% 1/1/35 (d)	3,000	3,286
5% 1/1/36 (d)	3,730	4,069
5% 1/1/37 (d)	2,000	2,173
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,640	2,862
5% 7/1/48 (d)	10,905	11,705
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	18,000	19,690
Series 2017, 5% 12/1/46	4,100	4,339
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	2,020	2,189
5% 6/1/23	1,815	1,999
5% 6/1/24	305	338
5% 6/1/25	305	340
5% 6/1/26	245	276
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	2,000	2,155
Series 2012 C, 5% 12/15/21	1,000	1,063
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	690	731
5.25% 11/15/33	18,025	18,851
Series 2010 G, 5% 11/15/25	3,400	3,563
Series 2012 C, 5% 11/15/24	11,100	12,120
Series 2016 A:
5% 11/15/26	5,340	6,100
5% 11/15/27	2,800	3,179
5% 11/15/28	3,650	4,114
5% 11/15/29	4,540	5,079
5% 11/15/30	5,000	5,571
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	900	1,007
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,469
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	650	728
5% 8/1/30	915	1,021
5% 8/1/32	1,225	1,358
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,020
5% 10/1/29	1,000	1,134
5% 10/1/30	1,000	1,130
5% 10/1/35	2,000	2,221
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	30,230	31,620
5.375% 5/15/30	7,270	7,559
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	1,150	1,131
4% 2/15/33	270	278
5% 2/15/25	230	262
5% 2/15/26	3,050	3,518
5% 2/15/29	6,170	7,092
5% 2/15/36	1,400	1,568
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	1,000	1,064
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500	548
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	865	849
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	1,962
Series 2010, 5.25% 5/1/25	7,000	7,336
Series 2012 A:
5% 5/15/20	500	521
5% 5/15/22	2,180	2,367
5% 5/15/23	300	325
Series 2012:
4% 9/1/32	8,775	8,902
5% 9/1/32	1,900	2,043
5% 9/1/38	26,250	27,935
5% 11/15/43	5,215	5,429
Series 2013:
5% 11/15/24	500	545
5% 11/15/27	100	108
5% 11/15/28	2,875	3,094
5% 11/15/29	1,400	1,503
5% 5/15/43	11,805	12,243
Series 2014, 5% 8/1/38	13,350	14,515
Series 2015 A:
5% 11/15/21	600	648
5% 11/15/45	3,225	3,441
Series 2015 B, 5% 11/15/27	3,160	3,547
Series 2015 C:
5% 8/15/35	7,460	8,015
5% 8/15/44	36,450	38,551
Series 2016 A:
5% 8/15/22	1,000	1,073
5% 7/1/24	1,395	1,554
5% 8/15/25	2,380	2,628
5% 8/15/26	3,180	3,536
5% 7/1/28	1,230	1,377
5% 2/15/29	5,140	5,750
5% 2/15/30	5,425	6,054
5% 7/1/30	710	787
5% 2/15/31	4,375	4,864
5% 7/1/31	1,255	1,383
5% 2/15/32	4,250	4,707
5% 7/1/33	650	712
5% 7/1/34	5,000	5,462
5% 8/15/34	645	693
5% 8/15/35	510	546
5% 7/1/36	2,585	2,806
5% 8/15/36	2,035	2,173
5.25% 8/15/27	2,255	2,534
5.25% 8/15/28	2,895	3,241
5.25% 8/15/30	2,225	2,471
5.25% 8/15/31	600	664
Series 2016 B:
5% 8/15/31	7,365	8,257
5% 8/15/32	6,040	6,739
5% 8/15/34	7,515	8,326
5% 8/15/36	10,485	11,474
Series 2016 C:
3.75% 2/15/34	1,465	1,426
4% 2/15/36	6,230	6,350
4% 2/15/41	17,890	18,054
5% 2/15/22	1,320	1,437
5% 2/15/24	670	754
5% 2/15/30	7,760	8,889
5% 2/15/31	13,500	15,399
5% 2/15/32	4,420	5,021
5% 2/15/34	3,525	3,976
5% 2/15/41	10,685	11,880
Series 2016:
5% 5/15/29	1,255	1,394
5% 12/1/29	1,715	1,904
5% 5/15/30	2,655	2,936
5% 12/1/46	4,670	4,994
Series 2017 A, 5% 8/1/42	880	939
Series 2017:
5% 7/1/26	1,750	2,039
5% 1/1/29	3,350	3,871
5% 7/1/32	8,495	9,701
5% 7/1/33	6,815	7,756
5% 7/1/34	5,605	6,357
5% 7/1/35	4,710	5,324
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	5,200	5,231
5.5% 1/1/31	6,040	6,562
Series 2010, 5% 1/1/21 (FSA Insured)	3,100	3,193
Series 2012 A, 4% 1/1/23	2,525	2,538
Series 2012:
5% 8/1/19	2,965	3,022
5% 8/1/21	2,400	2,499
5% 3/1/23	5,150	5,353
5% 8/1/23	4,600	4,833
Series 2013:
5% 1/1/22	2,925	2,992
5.5% 7/1/24	1,000	1,082
5.5% 7/1/25	5,215	5,620
Series 2014:
5% 2/1/22	1,060	1,106
5% 2/1/23	4,425	4,637
5% 2/1/25	3,630	3,799
5% 2/1/26	2,740	2,857
5% 4/1/28	2,290	2,373
5% 5/1/28	2,150	2,228
5% 5/1/32	9,300	9,582
5.25% 2/1/30	9,200	9,724
5.25% 2/1/31	435	458
Series 2016:
5% 11/1/20	4,680	4,863
5% 2/1/23	1,810	1,897
5% 2/1/24	10,010	10,540
5% 6/1/25	8,810	9,294
5% 11/1/25	3,000	3,166
5% 6/1/26	1,200	1,265
5% 2/1/27	8,525	8,981
5% 2/1/28	6,860	7,217
5% 2/1/29	6,445	6,748
Series 2017 D:
5% 11/1/22	23,880	25,063
5% 11/1/23	25,000	26,303
5% 11/1/24	35,000	36,949
5% 11/1/25	35,000	36,940
5% 11/1/26	25,000	26,358
5% 11/1/27	3,500	3,691
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,153
5% 2/1/26	10,370	11,724
5% 2/1/31	4,070	4,527
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,650	4,004
5% 1/1/40	15,600	17,063
Series 2015 B, 5% 1/1/40	8,700	9,534
Series 2016 A:
5% 12/1/31	7,035	7,882
5% 12/1/32	10,300	11,511
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000	1,950
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,841
0% 12/1/21 (Escrowed to Maturity)	1,905	1,776
6.5% 1/1/20 (AMBAC Insured)	3,140	3,302
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,692
5% 2/1/35	5,000	5,481
5% 2/1/36	8,600	9,398
Lake County Cmnty. High School District #117, Antioch:
Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,695
Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,212
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003:
0% 1/1/19	2,770	2,752
0% 1/1/19 (Escrowed to Maturity)	185	184
Series 2004, 0% 1/1/24 (FSA Insured)	5,100	4,326
0% 1/1/19 (Escrowed to Maturity)	45	45
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,417
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,645	6,505
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,300	5,302
Series 2010 B1:
0% 6/15/43 (FSA Insured)	50,715	16,136
0% 6/15/44 (FSA Insured)	58,500	17,725
0% 6/15/45 (FSA Insured)	30,500	8,799
0% 6/15/47 (FSA Insured)	3,625	947
Series 2012 B, 0% 12/15/51	13,100	2,403
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,110
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090	2,429
Series 1993:
0% 6/15/19	2,780	2,721
0% 6/15/19 (Escrowed to Maturity)	565	557
Series 1996 A, 0% 6/15/24	3,060	2,459
Series 2002, 5.5% 6/15/20	265	267
Series 2017 B:
5% 12/15/25	1,000	1,080
5% 12/15/26	3,325	3,601
5% 12/15/27	355	387
5% 12/15/31	675	735
5% 12/15/34	400	431
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,076
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	5,000	5,636
5% 6/1/28	2,750	3,088
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,696
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,539
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,648
Series 2010 A:
5% 4/1/25	6,125	6,350
5.25% 4/1/30	4,200	4,359
Series 2013:
6% 10/1/42	5,500	6,117
6.25% 10/1/38	5,430	6,117
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	6,155	4,702
Series 2012, 0% 11/1/25	1,190	946
0% 11/1/19 (Escrowed to Maturity)	1,465	1,431
0% 11/1/19 (FSA Insured)	9,410	9,172
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,798
5% 11/15/32	1,235	1,366
5% 11/15/33	1,500	1,655
5% 11/15/34	1,500	1,650

TOTAL ILLINOIS		1,328,689

Indiana - 1.7%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,099
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	4,575	4,907
5% 3/1/41	8,360	8,854
Series 2015 A, 5.25% 2/1/32	7,060	8,090
Series 2016:
4% 9/1/21	400	419
5% 9/1/22	300	329
5% 9/1/23	450	501
5% 9/1/24	675	761
5% 9/1/26	1,300	1,495
5% 9/1/27	650	742
5% 9/1/28	3,065	3,485
5% 9/1/29	1,500	1,696
5% 9/1/30	1,400	1,577
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	400	443
5% 10/1/26	2,545	2,814
Series 2015 A:
5% 10/1/30	4,820	5,407
5% 10/1/45	17,300	18,928
Series 2011 A, 5.25% 10/1/25	1,750	1,901
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,027
4% 1/1/33 (d)	1,000	1,023
4% 1/1/34 (d)	1,000	1,019
4% 1/1/35 (d)	2,780	2,821
5% 1/1/26 (d)	1,055	1,205
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	12,040	13,179
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	1,200	1,405
5% 7/1/35	2,365	2,758
5% 7/1/36	2,570	2,985
5% 7/1/37	2,380	2,751
5% 7/1/38	3,140	3,621
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,032

TOTAL INDIANA		105,274

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,385	1,442
5% 5/15/48	2,425	2,516

TOTAL IOWA		3,958

Kansas - 0.6%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	275	286
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	12,225	12,732
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,036
5% 9/1/25	4,000	4,369
5% 9/1/26	1,950	2,128
Series 2016 A:
5% 9/1/40	4,515	4,974
5% 9/1/45	6,800	7,470

TOTAL KANSAS		33,995

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	688
5% 1/1/22	725	783
5% 1/1/23	425	466
5% 1/1/28	1,585	1,773
5% 1/1/31	1,500	1,664
5% 1/1/32	1,500	1,663
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,620	1,741
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	1,005	1,134
5% 5/1/27	2,940	3,327
5% 5/1/29	5,445	6,171
5% 5/1/32	1,430	1,611
5% 5/1/33	1,105	1,240
5% 5/1/34	1,260	1,408
5% 5/1/35	745	824
5% 5/1/36	630	694
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	3,400	3,773
5.75% 10/1/38	8,765	9,773
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	745	791
5% 12/1/30	725	766
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,219
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	8,130	8,112

TOTAL KENTUCKY		51,621

Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,694
5% 12/15/25	3,120	3,571
5% 12/15/26	1,260	1,454
5% 12/15/28	2,000	2,276
5% 12/15/29	1,420	1,605
5% 12/15/30	2,800	3,155
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,400	1,563
5% 1/1/29 (d)	5,190	5,727
5% 1/1/30 (d)	7,000	7,691
5% 1/1/31 (d)	2,500	2,723
5% 1/1/40 (d)	8,285	8,899
Series 2017 B:
5% 1/1/27 (d)	400	455
5% 1/1/28 (d)	245	277
5% 1/1/32 (d)	400	444
5% 1/1/33 (d)	700	775
5% 1/1/34 (d)	215	237
5% 1/1/35 (d)	400	440
Series 2017 D2:
5% 1/1/27 (d)	500	568
5% 1/1/28 (d)	720	813
5% 1/1/31 (d)	640	714
5% 1/1/33 (d)	1,025	1,134
5% 1/1/34 (d)	1,230	1,356
5% 1/1/36 (d)	935	1,024
5% 1/1/37 (d)	1,540	1,680

TOTAL LOUISIANA		50,275

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,790	3,926
Series 2013, 5% 7/1/25	1,780	1,902
Series 2016 A:
4% 7/1/41	2,310	2,200
4% 7/1/46	3,235	3,043
5% 7/1/41	10,410	10,892
5% 7/1/46	27,750	28,942
Series 2017 B:
4% 7/1/25	450	481
4% 7/1/31	700	721
4% 7/1/32	500	512
4% 7/1/34	1,010	1,027
5% 7/1/26	325	372
5% 7/1/28	510	583
5% 7/1/29	400	454
5% 7/1/33	1,000	1,117
5% 7/1/35	760	844
Series 2017 D, 5.75% 7/1/38	165	165
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,179
5% 7/1/36	2,600	2,885
5% 7/1/38	670	740

TOTAL MAINE		61,985

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185	190
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315	323
City of Westminster Series 2016:
5% 11/1/27	2,595	2,873
5% 11/1/28	2,750	3,030
5% 11/1/29	2,910	3,181
5% 11/1/30	3,085	3,356
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,250	1,407
5% 6/1/35	2,000	2,204
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	1,815	1,946
5% 3/31/46 (d)	3,000	3,206
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	3,195	3,487
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000	1,001
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,365	3,568
Series 2015, 5% 7/1/24	755	841
Series 2016 A:
4% 7/1/42	1,725	1,651
5% 7/1/35	695	752
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,760	1,726
3% 11/1/25	1,290	1,271
5% 11/1/30	455	495

TOTAL MARYLAND		36,508

Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	185
5% 7/1/29	715	782
5% 7/1/30	760	828
5% 7/1/31	805	873
5% 7/1/32	1,000	1,082
5% 7/1/34	1,000	1,073
5% 7/1/37	1,000	1,062
5% 7/1/42	900	949
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/19	230	234
5% 7/1/20	370	384
5% 7/1/21	380	401
5% 7/1/47	1,400	1,471
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,806
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/32 (c)	3,000	2,965
4.125% 10/1/42 (c)	3,600	3,506
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,880	4,513
5% 7/1/32	14,340	16,553
5% 7/1/34	4,225	4,840
Series 2017, 4% 7/1/41	10,000	10,046
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	1,585	1,737
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	1,000	972
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,133
5% 10/1/28	1,055	1,183
5% 10/1/29	1,110	1,239
5% 10/1/31	1,225	1,358
5% 10/1/32	1,285	1,419
Series 2016:
5% 10/1/29	1,000	1,147
5% 10/1/30	1,500	1,715
5% 7/1/31	1,675	1,849
5% 10/1/31	1,620	1,845
Series 2017, 5% 7/1/27	645	698
Series BB1, 5% 10/1/46	415	461
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	10,000	10,026
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,420	2,770
Series 2017 A:
5% 4/1/36	2,115	2,403
5% 4/1/42	8,010	8,987
Series 2017 D:
5% 2/1/33	5,390	6,175
5% 2/1/34	12,295	14,037
Series 2017 F, 5% 11/1/46	3,000	3,377
Series 2018 A, 5% 1/1/36	4,970	5,681
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,355	1,360
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,398
5% 7/1/34	1,080	1,229
5% 7/1/38	1,570	1,766
Series 2016 B, 5% 7/1/43 (d)	8,590	9,390
Series 2017 A:
5% 7/1/24 (d)	4,865	5,501
5% 7/1/25 (d)	1,810	2,069

TOTAL MASSACHUSETTS		147,478

Michigan - 1.9%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	4,000	4,335
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065	3,529
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43 (g)	2,450	2,734
5% 7/1/48 (g)	10,540	11,707
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,652
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	3,000	3,244
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000	5,667
Series 2016 I, 5% 4/15/24	295	335
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	3,105	3,461
(Trinity Health Proj.) Series 2017:
5% 12/1/35	1,915	2,161
5% 12/1/42	2,585	2,867
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	2,050	2,144
5% 6/1/21 (Escrowed to Maturity)	350	375
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,500	3,843
Series 2012, 5% 11/15/42	10,380	11,087
Series 2015 MI, 5% 12/1/24	4,445	5,071
Series 2016, 5% 11/15/41	1,885	2,058
Series MI, 5.5% 12/1/27	4,750	5,569
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,495	1,708
Series 2012 A, 5% 6/1/26	2,000	2,170
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	210	212
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,250
5% 11/1/31	2,525	2,865
5% 11/1/36	250	280
Univ. of Michigan Rev. Series 2015, 5% 4/1/40	500	561
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	6,995	7,833
Series 2015 G, 5% 12/1/28 (d)	5,500	6,133
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,485	1,540
4% 12/1/34 (FSA Insured)	1,230	1,270
4% 12/1/35 (FSA Insured)	1,200	1,233
4% 12/1/36 (FSA Insured)	1,250	1,279
5% 12/1/31	375	426
5% 12/1/32	380	429
5% 12/1/34	700	788
5% 12/1/35	650	729
5% 12/1/37	430	478
Series 2017 B:
5% 12/1/29 (d)	600	677
5% 12/1/30 (d)	700	786
5% 12/1/31 (d)	800	895
5% 12/1/32 (d)	650	725
5% 12/1/32 (d)	510	571
5% 12/1/34 (d)	600	667
5% 12/1/35 (d)	650	719
5% 12/1/37 (d)	850	932
5% 12/1/42 (d)	1,000	1,089

TOTAL MICHIGAN		113,084

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,830	3,114
Series 2017:
4% 5/1/21	500	520
5% 5/1/25	800	904
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845	850
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155	156
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/30	745	849
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195	1,325
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,515	1,757

TOTAL MINNESOTA		9,475

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	700	763
5% 3/1/31	750	813
5% 3/1/36	1,500	1,597
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,215
5% 9/1/27	490	502
5% 9/1/28	1,000	1,025
5% 9/1/29	1,000	1,025
5% 9/1/30	1,390	1,425
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	855	883
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	1,000	1,002
3.25% 2/1/28	1,000	1,008
4% 2/1/40	800	803
5% 2/1/29	1,240	1,391
5% 2/1/31	2,595	2,886
5% 2/1/33	2,870	3,177
5% 2/1/36	2,700	2,963

TOTAL MISSOURI		22,478

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	1,000	1,050
5% 7/1/36	690	775
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,475	2,744
5% 1/1/40	1,130	1,246
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	750	826
5% 12/15/23 (d)	750	837
5% 12/15/25 (d)	400	455
5% 12/15/26 (d)	1,440	1,654
5% 12/15/27 (d)	1,000	1,144
5% 12/15/30 (d)	1,500	1,691
5% 12/15/31 (d)	785	883
5% 12/15/33 (d)	800	896
5% 12/15/35 (d)	2,000	2,227
5% 12/15/36 (d)	505	561
Series 2017 C, 5% 12/15/21 (d)	410	443
Series 2017A, 4% 12/15/18 (d)	325	326

TOTAL NEBRASKA		17,758

Nevada - 0.5%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	6,970	7,464
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	1,960	2,050
5% 7/1/22 (d)	2,250	2,453
5% 7/1/23 (d)	4,000	4,430
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	5,415	5,798
Series 2016 B, 5% 6/1/36	4,530	5,087

TOTAL NEVADA		27,282

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	3,000	3,265
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	500	576
5% 8/1/30	1,000	1,141
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	850	973
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	4,275	4,991
5% 7/1/34	5,335	6,080
Series 2017:
5% 7/1/28	4,025	4,731
5% 7/1/30	2,565	2,976
5% 7/1/31	5,750	6,642
5% 7/1/32	3,845	4,428
5% 7/1/33	3,500	4,010
5% 7/1/35	5,600	6,353
5% 7/1/36	5,885	6,641
5% 7/1/37	5,180	5,811
Series 2017 B, 4.125% 7/1/24 (c)	2,115	2,123
Series 2017 C, 3.5% 7/1/22 (c)	665	666
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	375	393
Series 2012:
4% 7/1/32	2,770	2,816
5% 7/1/24	1,000	1,082
5% 7/1/25	1,185	1,278
5% 7/1/27	500	536
Series 2016:
3% 10/1/20	560	566
4% 10/1/38	2,425	2,338
5% 10/1/22	1,070	1,158
5% 10/1/24	2,120	2,338
5% 10/1/25	2,100	2,333
5% 10/1/29	6,675	7,363
5% 10/1/31	5,210	5,709
5% 10/1/33	4,050	4,403
5% 10/1/38	7,470	7,961
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,775	1,928

TOTAL NEW HAMPSHIRE		103,609

New Jersey - 6.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,175
5% 7/1/30 (FSA Insured)	2,540	2,861
5% 7/1/32 (FSA Insured)	1,250	1,399
5% 7/1/33 (FSA Insured)	1,300	1,450
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	13,170	14,514
Series 2017 B:
5% 11/1/23	18,000	19,658
5% 11/1/24	7,000	7,720
Series 2009 AA, 5.5% 12/15/29	1,665	1,698
Series 2013 NN:
5% 3/1/27	79,510	84,681
5% 3/1/29	2,485	2,636
Series 2013:
5% 3/1/23	19,875	21,464
5% 3/1/24	18,000	19,369
5% 3/1/25	2,200	2,364
Series 2015 XX:
5% 6/15/22	3,285	3,521
5% 6/15/23	5,000	5,419
5.25% 6/15/27	17,000	18,795
Series 2016 AAA:
5.5% 6/15/31	2,000	2,266
5.5% 6/15/32	5,000	5,650
Series 2016 BBB:
5% 6/15/21	4,000	4,226
5% 6/15/22	6,470	6,934
5% 6/15/23	10,410	11,283
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25	25
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	1,500	1,594
5% 10/1/22 (d)	945	1,016
5% 10/1/23 (d)	1,500	1,627
5% 10/1/37 (d)	5,545	5,896
5% 10/1/47 (d)	9,000	9,500
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	2,100	2,300
5% 7/1/32	2,400	2,620
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500	521
5% 7/1/21	335	356
5% 7/1/22	335	363
5% 7/1/23	1,170	1,285
5% 7/1/24	1,930	2,138
5% 7/1/25	2,005	2,238
5% 7/1/26	1,105	1,240
5% 7/1/26	335	376
5% 7/1/27	505	564
5% 7/1/27	750	868
5% 7/1/28	365	420
5% 7/1/29	700	774
5% 7/1/29	500	553
5% 7/1/30	835	919
5% 7/1/30	1,000	1,143
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,210	1,315
5% 12/1/23 (d)	2,025	2,223
5% 12/1/26(d)	1,000	1,123
Series 2017 1B, 5% 12/1/21 (d)	1,280	1,373
Series 2018 B:
5% 12/1/25 (d)	4,220	4,706
5% 12/1/26 (d)	1,250	1,404
Series 2018 C, 4% 12/1/48 (d)	2,215	2,147
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,211
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400	439
Series 2010 D, 5.25% 12/15/23	6,305	6,971
Series 2014 AA:
5% 6/15/23	25,895	28,162
5% 6/15/24	10,000	10,991
Series 2016 A:
5% 6/15/27	2,715	3,025
5% 6/15/28	11,055	12,268
5% 6/15/29	2,250	2,486
Series 2016 A-2, 5% 6/15/23	5,380	5,866
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	3,000	3,211
5% 1/1/48 (d)	2,000	2,131
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (d)	1,000	1,077

TOTAL NEW JERSEY		372,548

New York - 4.5%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,250	1,314
4% 7/1/34	1,250	1,306
Series 2017 4% 12/1/20 (c)	1,000	1,025
Series 2017:
4% 12/1/21 (c)	1,100	1,138
5% 12/1/22 (c)	1,700	1,843
5% 12/1/23 (c)	1,400	1,539
5% 12/1/24 (c)	1,300	1,444
5% 12/1/25 (c)	1,400	1,570
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	6,580	7,085
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	300	326
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,038
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	19,200	20,483
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009, 5.625% 4/1/29	145	148
Series 2012 A1, 5% 8/1/24	7,400	7,951
Series 2012 E, 5% 8/1/24	5,000	5,434
Series 2015 C, 5% 8/1/27	700	798
Series 2016 C and D, 5% 8/1/28	2,625	3,037
Series 2016 E, 5% 8/1/28	4,400	5,133
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,782
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,757
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	21,145	22,566
Series 2012 EE, 5.25% 6/15/30	7,200	7,958
Series 2013 2, 5% 6/15/47	2,115	2,292
Series 2013 BB, 5% 6/15/47	8,985	9,815
Series 2018 DD, 5% 6/15/40	600	678
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/34	17,800	17,963
Series 2015 S1, 5% 7/15/43	5,000	5,464
Series 2015 S2, 5% 7/15/35	1,770	1,971
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,140
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,186
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	8,726
5% 3/15/34	6,800	7,720
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	30,500	33,441
Series 2012 F, 5% 11/15/24	12,400	13,621
Series 2014 B, 5% 11/15/44	10,000	10,871
Series 2015 A1, 5% 11/15/45	7,450	8,073
New York State Dorm. Auth. Series A:
5% 2/15/34	55	56
5% 2/15/39	225	227
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	4,300	4,541
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,154
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,179
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	1,000	1,085
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	1,125	1,208
4% 3/1/24 (FSA Insured)	1,375	1,488
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	5,000	5,677

TOTAL NEW YORK		273,261

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,783
5% 7/1/33	1,255	1,447
5% 7/1/37	3,515	3,994
Series 2017 B:
5% 7/1/20 (d)	200	210
5% 7/1/21 (d)	210	225
5% 7/1/22 (d)	150	164
5% 7/1/23 (d)	165	183
5% 7/1/24 (d)	190	214
5% 7/1/25 (d)	100	114
5% 7/1/26 (d)	100	115
5% 7/1/27 (d)	195	227
5% 7/1/28 (d)	165	191
5% 7/1/29 (d)	235	271
5% 7/1/30 (d)	255	293
5% 7/1/31 (d)	480	549
5% 7/1/32 (d)	505	576
5% 7/1/33 (d)	530	602
5% 7/1/34 (d)	555	628
5% 7/1/35 (d)	380	428
5% 7/1/36 (d)	310	348
5% 7/1/37 (d)	365	408
5% 7/1/42 (d)	1,180	1,310
Series 2017 C, 4% 7/1/32	1,440	1,525
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	5,425	5,676
5% 11/1/30 (FSA Insured)	1,275	1,277
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,392
Series 2017, 5% 10/1/31	1,700	1,713
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	9,430	9,811
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	955	962

TOTAL NORTH CAROLINA		36,636

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	5,350	5,534
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300	2,384

TOTAL NORTH DAKOTA		7,918

Ohio - 1.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	8,800	9,493
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,990	3,380
5% 8/1/26	1,990	2,270
5% 8/1/27	2,490	2,859
5% 8/1/28	2,490	2,858
5% 8/1/29	4,990	5,692
5% 8/1/30	4,250	4,830
Bonds Series 2017 B, 5%, tender 5/5/22 (a)	3,660	3,997
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	14,100	15,569
Series 2012 B:
5% 2/15/42	1,950	2,079
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	555	606
Columbus City School District 5% 12/1/29	2,100	2,421
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,324
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	3,595	3,955
5% 12/1/26	670	736
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,400	1,541
5% 8/15/30	1,505	1,650
5.75% 8/15/38	165	165
6% 8/15/43	800	802
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	4,450	4,628
5% 2/15/44	1,300	1,336
5% 2/15/48	13,600	13,958
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	5,700	6,408
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,600	984
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	2,195	2,451
5% 2/15/34	445	486
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	4,500	5,000
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	750	777
5% 12/1/42	995	1,017

TOTAL OHIO		109,272

Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,785	3,221
5% 9/1/28	1,460	1,672
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,443
5% 10/1/29	1,400	1,585
5% 10/1/36	1,000	1,113
5% 10/1/39	2,000	2,217
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	500	541
5% 8/15/23	260	285
5% 8/15/33	1,100	1,220
5% 8/15/38	3,200	3,480
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295	1,441

TOTAL OKLAHOMA		18,218

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	800	801
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47 (c)	605	645
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,034
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	780	836

TOTAL OREGON		3,316

Pennsylvania - 6.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	7,325	7,513
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	1,000	1,155
5% 7/15/29	1,560	1,799
5% 7/15/32	1,000	1,138
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	3,100	3,554
Series 2018 A, 5% 11/15/23	1,300	1,441
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350	374
5% 6/1/23	500	553
5% 6/1/28	1,070	1,214
5% 6/1/29	1,170	1,321
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	4,000	4,196
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,455	1,525
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,500	2,527
4% 7/15/35	2,580	2,588
4% 7/15/37	5,000	4,967
5% 7/15/25	400	452
5% 7/15/26	1,250	1,423
5% 7/15/27	2,110	2,414
5% 7/15/28	1,555	1,778
5% 7/15/29	1,670	1,897
5% 7/15/30	2,195	2,482
5% 7/15/31	1,500	1,690
5% 7/15/32	1,575	1,767
5% 7/15/34	1,700	1,895
5% 7/15/36	5,015	5,544
5% 7/15/38	6,025	6,601
5% 7/15/43	7,000	7,623
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585	2,847
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	5,005	4,821
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,127
5% 7/1/27	1,000	1,129
5% 7/1/28	1,000	1,125
5% 7/1/34	3,680	4,054
5% 7/1/36	2,000	2,189
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,200
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	4,105	4,507
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,403
5% 10/1/22	1,380	1,490
5% 10/1/23	395	432
5% 10/1/24	1,165	1,287
5% 10/1/25	1,045	1,132
5% 10/1/27	500	537
Series 2016 A:
5% 10/1/28	1,515	1,685
5% 10/1/29	2,600	2,876
5% 10/1/31	4,575	5,020
5% 10/1/36	8,200	8,803
5% 10/1/40	4,010	4,251
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745	815
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	12,735	12,388
Series 2016 A, 5% 8/15/46	30,000	32,428
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	945	953
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017:
5% 5/1/35	1,240	1,384
5% 5/1/37	1,565	1,731
5% 5/1/41	7,080	7,784
Series 2016:
5% 5/1/28	500	566
5% 5/1/32	1,255	1,398
5% 5/1/33	1,700	1,886
5% 5/1/35	3,480	3,832
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	1,000	1,146
5% 7/1/26	1,000	1,157
5% 7/1/27	800	932
Series 2017 B:
5% 7/1/22 (d)	2,200	2,391
5% 7/1/22	290	318
5% 7/1/23 (d)	1,500	1,657
5% 7/1/23	500	558
5% 7/1/25 (d)	3,500	3,954
5% 7/1/26 (d)	3,000	3,414
5% 7/1/27 (d)	2,500	2,859
5% 7/1/28 (d)	3,000	3,414
5% 7/1/29 (d)	2,250	2,544
5% 7/1/32 (d)	3,000	3,351
5% 7/1/33 (d)	2,250	2,504
5% 7/1/34 (d)	4,000	4,436
5% 7/1/37 (d)	4,500	4,926
5% 7/1/42 (d)	13,500	14,674
5% 7/1/47 (d)	19,000	20,579
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,785	2,927
Philadelphia School District:
Series 2016 D:
5% 9/1/25	8,790	9,857
5% 9/1/26	9,180	10,375
5% 9/1/27	9,690	10,908
5% 9/1/28	8,100	9,082
Series 2016 F:
5% 9/1/28	14,010	15,708
5% 9/1/29	9,105	10,162
Series 2018 A:
5% 9/1/36	1,900	2,092
5% 9/1/37	1,100	1,205
5% 9/1/38	1,750	1,913
Series 2018 B, 5% 9/1/43	2,555	2,775
Series F:
5% 9/1/30	6,795	7,554
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	23
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/36	4,000	4,045
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,417
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	5,565	6,089
5% 8/1/48	6,445	7,031

TOTAL PENNSYLVANIA		367,488

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	790	835
5% 9/1/36	7,020	7,284
Series 2016, 5% 5/15/39	6,300	6,766
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	3,735	3,676

TOTAL RHODE ISLAND		18,561

South Carolina - 3.4%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,090
5% 12/1/26	1,400	1,569
5% 12/1/28	5,665	6,326
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	9,100	9,940
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	5,215	5,639
Series 2015, 5.25% 7/1/55 (d)	6,375	6,956
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	40,480	43,363
Series 2014 A:
5% 12/1/49	13,540	14,157
5.5% 12/1/54	15,685	16,899
Series 2014 C, 5% 12/1/46	4,705	4,954
Series 2015 A, 5% 12/1/50	6,255	6,569
Series 2015 C, 5% 12/1/22	8,440	9,203
Series 2015 E, 5.25% 12/1/55	7,485	8,029
Series 2016 A:
5% 12/1/29	3,000	3,311
5% 12/1/38	300	321
Series 2016 B:
5% 12/1/31	1,100	1,209
5% 12/1/41	15,115	16,191
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	18,735	18,220
4% 4/15/48	13,065	12,392
5% 4/15/48	15,300	16,629

TOTAL SOUTH CAROLINA		204,967

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	655	742
Series 2017:
5% 7/1/26	300	345
5% 7/1/28	300	345
5% 7/1/29	570	651

TOTAL SOUTH DAKOTA		2,083

Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	985	1,089
5% 7/1/24	1,480	1,637
5% 7/1/25	1,480	1,631
Jackson Hosp. Rev. 5.75% 4/1/41	2,055	2,061
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,150
5.75% 7/1/24 (d)	4,000	4,226

TOTAL TENNESSEE		16,794

Texas - 8.6%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,100	3,251
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,000	1,113
5% 11/15/27 (d)	1,250	1,385
5% 11/15/28 (d)	1,500	1,656
5% 11/15/39 (d)	11,400	12,341
5% 11/15/44 (d)	27,860	30,079
Series 2017 B:
5% 11/15/28 (d)	1,000	1,132
5% 11/15/30 (d)	1,540	1,731
5% 11/15/32 (d)	1,215	1,358
5% 11/15/35 (d)	1,250	1,385
5% 11/15/37 (d)	1,410	1,551
5% 11/15/41 (d)	5,705	6,242
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,677
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300	1,459
5% 1/1/30	1,650	1,838
5% 1/1/31	475	528
5% 1/1/32	1,000	1,106
5% 1/1/45	7,000	7,595
Series 2016:
5% 1/1/40	1,000	1,093
5% 1/1/46	685	745
Coppell Independent School District 0% 8/15/20	2,000	1,922
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600	1,750
5% 7/15/24	2,255	2,461
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	4,400	4,817
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,600	2,933
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	2,770	2,910
Series 2012 H, 5% 11/1/42 (d)	3,740	3,929
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	6,580	7,553
5% 2/15/30	9,485	10,834
Dallas Independent School District Series 2016 A, 4% 2/15/29	1,440	1,530
DeSoto Independent School District 0% 8/15/20	3,335	3,206
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,510	1,632
5.25% 10/1/51	60,100	66,567
5.5% 4/1/53	6,440	7,119
Series 2018 A:
5% 10/1/38	3,205	3,629
5% 10/1/43	1,000	1,125
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,450	5,830
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,522
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	859
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,485
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,723
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	3,000	3,204
5% 7/1/24 (d)	1,250	1,334
5% 7/1/25 (d)	1,500	1,600
Series 2012 A:
5% 7/1/21 (d)	3,785	4,056
5% 7/1/23 (d)	600	652
Series 2018 C:
5% 7/1/29 (d)	2,000	2,310
5% 7/1/30 (d)	2,130	2,449
5% 7/1/31 (d)	1,500	1,718
5% 7/1/32 (d)	1,750	1,996
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,805	4,388
5% 3/1/30	5,000	5,755
5% 3/1/31	4,635	5,312
5% 3/1/32	1,975	2,256
Houston Independent School District Series 2017, 5% 2/15/35	3,400	3,870
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	3,005	3,373
Series 2016 B, 5% 11/15/33	2,800	3,181
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	470	526
5% 10/15/30	1,895	2,094
5% 10/15/32	1,000	1,095
5% 10/15/36	660	710
5% 10/15/37	1,125	1,206
5% 10/15/38	1,600	1,712
5% 10/15/44	1,580	1,684
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	1,000	1,130
5% 11/1/27 (d)	2,150	2,420
5% 11/1/28 (d)	3,325	3,726
5% 11/1/29 (d)	2,000	2,232
5% 11/1/32 (d)	3,690	4,081
Series 2017:
5% 11/1/22 (d)	750	822
5% 11/1/23 (d)	1,100	1,222
5% 11/1/24 (d)	1,000	1,121
5% 11/1/25 (d)	1,000	1,129
5% 11/1/26 (d)	1,000	1,139
5% 11/1/27 (d)	1,000	1,133
5% 11/1/28 (d)	1,750	1,975
5% 11/1/29 (d)	1,250	1,404
5% 11/1/30 (d)	1,000	1,120
5% 11/1/31 (d)	2,225	2,486
5% 11/1/32 (d)	2,580	2,879
5% 11/1/33 (d)	1,000	1,112
5% 11/1/34 (d)	1,000	1,108
5% 11/1/36 (d)	1,000	1,102
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,471
5% 5/15/30	5,000	5,577
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,538
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	755	888
5% 8/15/29	2,000	2,309
5% 8/15/47	2,285	2,517
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	720	806
5% 4/1/30	3,415	3,776
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	2,200	2,461
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	1,000	1,127
5% 1/1/33	1,180	1,332
5% 1/1/34	1,500	1,687
5% 1/1/34	3,000	3,544
5% 1/1/36	6,000	6,690
5% 1/1/37	8,000	8,883
5% 1/1/38	3,250	3,486
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	895	981
5% 1/1/30	425	479
5% 1/1/31	595	668
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	8,300	9,787
Series 2009, 6.25% 1/1/39	2,245	2,267
Series 2014 A, 5% 1/1/25	6,000	6,717
Series 2015 A, 5% 1/1/32	3,350	3,715
Series 2015 B, 5% 1/1/40	10,000	10,730
Series 2016 A:
5% 1/1/31	7,720	8,697
5% 1/1/36	1,250	1,384
Series 2017 A, 5% 1/1/39	9,400	10,482
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	3,215	3,224
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,775	2,782
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	2,180	2,505
5% 8/1/38	5,700	6,528
San Antonio Independent School District Series 2016, 5% 8/15/31	4,335	4,968
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ., TX Proj.) Series 2017, 5% 10/1/39	1,245	1,402
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/29	450	524
(Southern Methodist Univ., TX. Proj.):
Series 2017:
5% 10/1/30	700	812
5% 10/1/40	1,000	1,125
5% 10/1/31	630	728
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,832
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,437
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235	1,267
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,309
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480	482
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,105
5% 2/15/25	855	974
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	3,855	4,403
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	15,000	17,285
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	4,265	4,942
5% 3/15/31	3,250	3,735
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	6,180	6,983
5% 2/15/33	4,000	4,503
5% 2/15/34	5,000	5,611
5% 2/15/35	5,000	5,593
5% 2/15/36	3,000	3,346
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	2,100	2,418
Series 2018 A, 5% 4/15/44	1,000	1,123
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	2,035	2,349
Weatherford Independent School District 0% 2/15/33	6,985	4,154

TOTAL TEXAS		522,996

Utah - 1.5%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (d)	2,000	2,177
5% 7/1/24 (d)	1,750	1,955
5% 7/1/25 (d)	2,000	2,257
5% 7/1/27 (d)	4,230	4,862
5% 7/1/29 (d)	3,730	4,239
5% 7/1/30 (d)	2,750	3,114
5% 7/1/31 (d)	5,250	5,923
5% 7/1/32 (d)	5,750	6,469
5% 7/1/33 (d)	4,000	4,484
5% 7/1/34 (d)	9,455	10,561
5% 7/1/35 (d)	4,000	4,452
5% 7/1/36 (d)	5,400	5,984
5% 7/1/37 (d)	4,250	4,693
5% 7/1/42 (d)	24,510	26,890
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,490

TOTAL UTAH		91,550

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,600	4,897
5% 10/15/46	5,700	6,048

TOTAL VERMONT		10,945

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	4,665	5,148
5% 6/15/30	1,250	1,367
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	610
Series 2016:
4% 6/15/37	720	703
5% 6/15/27	1,500	1,684
5% 6/15/30	650	721
5% 6/15/33	425	467
5% 6/15/34	805	882
5% 6/15/35	2,200	2,402
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,117
5% 1/1/40	2,250	2,498
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	875	1,018
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,326
5% 1/1/40 (d)	1,200	1,259
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,796
5% 1/1/34	1,500	1,657
5% 1/1/35	1,500	1,653
5% 1/1/44	1,000	1,079

TOTAL VIRGINIA		33,387

Washington - 1.5%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,981
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	3,500	3,957
5% 10/1/30 (d)	2,000	2,244
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,429
5% 6/1/22 (d)	1,000	1,086
5% 6/1/24 (d)	1,560	1,706
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,174
5% 12/1/27	4,125	4,530
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	3,370	3,764
5% 2/1/34	4,165	4,639
Series 2017 A, 5% 8/1/35	750	850
Series 2017 D, 5% 2/1/33	3,555	4,067
Series R-2017 A, 5% 8/1/30	2,035	2,343
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	8,000	8,024
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	815	917
5% 7/1/27	1,550	1,769
5% 7/1/28	1,895	2,182
5% 7/1/29	740	846
5% 7/1/30	885	1,009
5% 7/1/31	1,050	1,189
5% 7/1/32	2,000	2,255
5% 7/1/33	2,835	3,185
5% 7/1/34	655	733
5% 7/1/42	5,660	6,157
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	5,130	5,666
Series 2015:
5% 1/1/25	2,000	2,246
5% 1/1/27	2,310	2,596
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,370
5% 10/1/28	2,205	2,432
5% 10/1/35	2,270	2,443
5% 10/1/36	3,435	3,685
5% 10/1/40	3,375	3,585
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100	99
5% 7/1/33 (c)	125	131
5% 7/1/38 (c)	100	103
5% 7/1/48 (c)	400	410

TOTAL WASHINGTON		92,802

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	3,110	3,043
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,635	1,831
5% 1/1/32	1,350	1,505
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	7,600	8,367

TOTAL WEST VIRGINIA		14,746

Wisconsin - 1.4%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.):
Series 2017 5% 9/30/37 (d)	2,500	2,713
Series 2017, 5% 9/30/49 (d)	12,425	13,327
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (c)	300	316
5% 5/15/25 (c)	1,110	1,212
5% 5/15/28 (c)	1,325	1,440
5.25% 5/15/37 (c)	405	438
5.25% 5/15/42 (c)	500	539
5.25% 5/15/47 (c)	495	532
5.25% 5/15/52 (c)	935	1,001
Series 2017 B-1 3.95% 11/15/24 (c)	420	424
Series 2017 B-2, 3.5% 11/15/23 (c)	540	542
Series 2017 B-3, 3% 11/15/22 (c)	750	750
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	6,435	6,656
5% 1/1/42	5,165	5,308
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	885	926
5% 10/1/48 (c)	1,060	1,108
5% 10/1/53 (c)	1,810	1,884
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,583
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,170	1,243
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,985	2,109
Series 2014:
4% 5/1/33	3,525	3,502
5% 5/1/22	795	852
Series 2016 A:
5% 2/15/28	2,375	2,637
5% 2/15/29	3,080	3,405
5% 2/15/30	3,390	3,736
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,205	1,310
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	435	500
Series 2017 A:
5% 9/1/31	1,000	1,092
5% 9/1/33	1,720	1,863
5% 9/1/35	1,900	2,044
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,875	3,042
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,205	1,350
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	5,925	6,638
Series 2012:
4% 10/1/23	2,500	2,645
5% 6/1/27	2,225	2,377

TOTAL WISCONSIN		85,044

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	10,300	10,574
TOTAL MUNICIPAL BONDS
(Cost $5,823,286)		5,874,554
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Municipal Cash Central Fund, 1.64% (h)(i)
(Cost $130,097)	130,086,991	130,113
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $5,953,383)		6,004,667
NET OTHER ASSETS (LIABILITIES) - 1.7%		105,420
NET ASSETS - 100%		$6,110,087

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,650,000 or 0.9% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,360,000 or 0.0% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,334

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$324
Total	$324

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,874,554	$--	$5,874,554	$--
Money Market Funds	130,113	130,113	--	--
Total Investments in Securities:	$6,004,667	$130,113	$5,874,554	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2018

MIR-QTLY-1118
1.807731.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.2%
	Principal Amount	Value
Guam - 0.8%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,101,950
Series C, 5% 10/1/21 (a)	2,920,000	3,020,360
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,289,363

TOTAL GUAM		5,411,673

Michigan - 92.4%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	386,000	393,029
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,665,495
5% 5/1/37	1,175,000	1,299,668
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,122,800
5% 11/1/26	1,000,000	1,118,940
5% 11/1/27	700,000	783,258
5% 11/1/28	250,000	279,185
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,851,834
5% 5/1/29	1,250,000	1,412,600
5% 5/1/30	1,250,000	1,409,388
5% 5/1/34	2,475,000	2,756,036
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	975,190
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,123,990
5% 5/1/33	1,000,000	1,120,610
5% 5/1/34	1,075,000	1,200,313
5% 5/1/35	775,000	862,738
Series 2016, 5% 5/1/25	1,420,000	1,630,430
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,680,765
5% 5/1/28	1,745,000	1,963,055
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,374,900
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,416,550
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,020
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,800,737
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,114,420
5% 10/1/22 (FSA Insured)	2,645,000	2,838,746
5% 10/1/26 (FSA Insured)	4,850,000	5,205,263
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	820,914
5% 4/1/34 (FSA Insured)	520,000	579,452
5% 4/1/35 (FSA Insured)	500,000	555,035
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,425,241
5% 5/1/26 (FSA Insured)	1,385,000	1,568,706
5% 5/1/27 (FSA Insured)	1,425,000	1,608,526
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,203,300
Forest Hills Pub. Schools:
5% 5/1/19	1,375,000	1,399,475
5% 5/1/20	1,575,000	1,647,623
5% 5/1/21	1,575,000	1,687,471
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,630,342
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	550,186
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	551,200
5% 1/1/32	235,000	271,467
5% 1/1/33	250,000	287,708
5% 1/1/34	550,000	630,575
5% 1/1/35	400,000	456,876
5% 1/1/38	655,000	740,301
5% 1/1/43	2,100,000	2,366,364
5% 1/1/48	1,000,000	1,120,930
Series 2012, 5% 1/1/37	1,250,000	1,370,900
Series 2014:
5% 1/1/27	1,300,000	1,470,456
5% 1/1/29	800,000	901,944
5% 1/1/30	2,000,000	2,249,620
Series 2016, 5% 1/1/37	1,250,000	1,389,325
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	283,210
5% 1/1/32	320,000	360,064
5% 1/1/33	550,000	619,240
5% 1/1/34	500,000	561,215
5% 1/1/35	920,000	1,029,471
5% 1/1/36	385,000	429,491
5% 1/1/41	2,190,000	2,413,292
5% 1/1/46	800,000	875,112
Series 2018:
5% 1/1/43	1,325,000	1,495,302
5% 1/1/48	2,500,000	2,810,750
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,165,520
Series 2014 A, 5% 7/1/47	1,400,000	1,494,864
Grand Valley Michigan State Univ. Rev. Series 2014 B:
5% 12/1/25	500,000	567,920
5% 12/1/26	1,900,000	2,146,544
5% 12/1/28	1,800,000	2,020,518
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,289,460
Series 2016 C, 5% 7/1/31	7,000,000	7,807,310
Series 2018 A:
5% 7/1/43 (b)	10,000,000	11,158,900
5% 7/1/48 (b)	5,000,000	5,553,400
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/29	625,000	717,913
5% 5/1/30	1,000,000	1,143,780
5% 5/1/31	430,000	489,740
5% 5/1/32	1,200,000	1,359,960
5% 5/1/34	1,000,000	1,125,320
5% 5/1/35	1,000,000	1,121,350
4% 5/1/24	1,220,000	1,300,898
4% 5/1/25	500,000	529,370
5% 5/1/20	1,000,000	1,045,150
5% 5/1/22	600,000	655,794
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,891,400
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,890,873
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,359,103
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	876,486
5% 5/15/29	2,500,000	2,796,675
5% 5/15/30	5,000,000	5,571,900
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,459,900
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,042,600
4% 5/1/22	1,000,000	1,055,270
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,601,655
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,129,729
5% 5/1/25	3,275,000	3,734,777
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,406,750
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	382,421
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,306,691
5% 5/1/23	1,135,000	1,243,824
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,373,269
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,319,901
5% 5/1/29	1,430,000	1,628,842
5% 5/1/31	500,000	564,810
5% 5/1/32	1,000,000	1,125,300
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,408,104
5% 5/1/29	1,000,000	1,165,920
5% 5/1/30	2,000,000	2,323,580
5% 5/1/31	1,000,000	1,156,840
5% 5/1/32	1,500,000	1,730,340
5% 5/1/33	2,100,000	2,413,908
5% 5/1/34	1,750,000	2,004,468
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	875,628
5% 7/1/30	900,000	1,007,064
5% 7/1/31	780,000	869,396
5% 7/1/32	1,000,000	1,111,720
5% 7/1/33	705,000	781,225
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	7,970,360
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,063,600
Series 2016:
6% 10/15/38	165,000	165,252
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,807,744
5% 4/15/38	3,000,000	3,323,820
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,034,606
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/29	1,135,000	1,324,727
5% 11/1/30	1,000,000	1,161,510
5% 11/1/32	1,000,000	1,152,160
5% 11/1/33	2,500,000	2,871,125
5% 11/1/35	1,000,000	1,138,310
5% 11/1/36	1,250,000	1,417,163
5% 11/1/37	1,500,000	1,689,690
5% 11/1/38	1,595,000	1,788,075
(Henry Ford Health Sys. Proj.) Series 2016:
5% 11/15/24	2,940,000	3,304,854
5% 11/15/27	2,530,000	2,890,196
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,340,688
5% 1/1/40	3,000,000	3,183,300
(Kalamazoo College Proj.) Series 2018:
5% 12/1/29	1,005,000	1,165,589
5% 12/1/34	735,000	835,313
5% 12/1/38	735,000	819,915
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,087,740
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	585,598
(Trinity Health Proj.) Series 2017:
5% 12/1/29	500,000	578,715
5% 12/1/30	710,000	818,701
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,317,661
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	137,253
Series 2012:
5% 11/15/24	660,000	724,192
5% 11/15/25	1,000,000	1,094,380
5% 11/15/26	800,000	874,192
5% 11/1/42	2,000,000	2,140,600
5% 11/15/42	3,120,000	3,332,534
Series 2013:
5% 10/1/25	1,255,000	1,389,272
5% 8/15/30	4,105,000	4,501,543
Series 2014 H1:
5% 10/1/22	1,000,000	1,070,560
5% 10/1/25	2,250,000	2,496,623
5% 10/1/39	4,725,000	5,177,655
Series 2014:
5% 6/1/25	1,000,000	1,122,810
5% 6/1/26	700,000	785,183
5% 6/1/27	700,000	782,838
Series 2015 C:
5% 7/1/26	570,000	636,188
5% 7/1/27	1,215,000	1,350,606
5% 7/1/28	1,500,000	1,657,815
5% 7/1/35	1,000,000	1,081,900
Series 2015 D1:
5% 7/1/34	1,250,000	1,364,888
5% 7/1/35	500,000	544,385
Series 2015:
5% 11/15/26	2,250,000	2,545,673
5% 11/15/27	3,500,000	3,944,185
5% 11/15/28	1,855,000	2,083,276
Series 2016 A, 5% 11/1/44	6,190,000	6,707,113
Series 2016:
5% 11/15/23	4,500,000	5,000,760
5% 11/15/26	1,010,000	1,158,490
5% 1/1/29	1,000,000	1,123,810
5% 11/15/29	2,950,000	3,340,462
5% 1/1/30	1,000,000	1,120,370
5% 1/1/31	1,170,000	1,306,001
5% 1/1/32	1,895,000	2,107,505
5% 1/1/33	1,915,000	2,123,218
5% 1/1/34	2,135,000	2,359,901
5% 11/15/41	11,710,000	12,785,915
5.25% 12/1/41	4,000,000	4,478,200
5% 12/1/27	1,090,000	1,151,749
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,630
Michigan Hosp. Fin. Auth. Rev.:
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	3,842,887
(Trinity Health Proj.) Series 2008 C:
5% 12/1/29	1,150,000	1,331,045
5% 12/1/30	1,700,000	1,960,270
5% 12/1/31	3,000,000	3,441,240
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,530,000	5,507,327
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	3,995,055
Series 2016:
5% 11/15/46	3,500,000	3,889,025
5% 11/15/47	18,000,000	19,987,357
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	166,271
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	396,619
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,234,744
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,901,089
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,270,714
5% 3/1/25	1,225,000	1,326,675
5% 3/1/26	1,290,000	1,393,123
5% 3/1/37	4,000,000	4,279,120
Series 2013 A:
5% 3/1/25	995,000	1,096,570
5% 3/1/26	1,620,000	1,774,726
5% 3/1/27	815,000	891,423
5% 3/1/38	2,900,000	3,139,279
Series 2014:
5% 3/1/28	335,000	370,359
5% 3/1/29	525,000	578,750
5% 3/1/39	3,000,000	3,272,640
Series 2016:
5% 3/1/28	1,150,000	1,305,929
5% 3/1/41	3,475,000	3,793,727
5% 3/1/47	5,000,000	5,431,450
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,831,275
5% 11/1/34	1,250,000	1,406,625
5% 11/1/35	1,300,000	1,458,236
5% 11/1/39	755,000	834,049
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,391,734
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740,000	753,172
5% 5/1/29	1,625,000	1,850,956
5% 5/1/31	1,500,000	1,696,590
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	878,803
5% 5/1/25	1,000,000	1,140,390
5% 5/1/26	1,385,000	1,567,820
5% 5/1/24	570,000	643,148
5% 5/1/25	1,640,000	1,870,240
5% 5/1/26	1,715,000	1,941,380
5% 5/1/27	1,795,000	2,025,029
5% 5/1/28	1,885,000	2,120,550
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,116,170
5% 9/1/27	1,175,000	1,307,117
5% 9/1/28	1,870,000	2,072,315
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,206,950
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,628,309
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,036,570
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,753,763
5% 5/1/24	3,200,000	3,610,656
5% 5/1/25	2,355,000	2,690,187
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	5,000,000	5,676,900
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	900,825
5% 5/1/33	5,410,000	6,014,568
5% 5/1/34	5,630,000	6,219,461
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	796,058
4% 5/1/24 (FSA Insured)	750,000	799,380
4% 5/1/25 (FSA Insured)	500,000	534,270
Series 2018:
5% 5/1/29	415,000	472,901
5% 5/1/30	550,000	622,870
5% 5/1/32	1,100,000	1,238,061
5% 5/1/34	1,175,000	1,314,332
5% 5/1/35	1,200,000	1,334,052
5% 5/1/36	1,000,000	1,108,290
5% 5/1/37	1,300,000	1,434,147
5% 5/1/38	800,000	879,840
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/24	2,875,000	3,161,034
Series 2010 A, 5% 12/1/18 (a)	1,500,000	1,507,290
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,396,800
5% 12/1/22 (a)	5,260,000	5,640,877
Series 2012 A:
5% 12/1/22	2,220,000	2,448,283
5% 12/1/23	2,300,000	2,540,350
Series 2014 C:
5% 12/1/29 (a)	720,000	793,217
5% 12/1/31 (a)	860,000	941,906
5% 12/1/34 (a)	1,655,000	1,801,054
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,043,799
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,102,119
5% 12/1/27 (a)	4,810,000	5,386,334
Series 2015 G:
5% 12/1/35	5,435,000	6,027,306
5% 12/1/36	5,760,000	6,376,090
Series 2017 A:
5% 12/1/37	545,000	605,882
5% 12/1/42	1,455,000	1,611,543
Series 2017 B, 5% 12/1/47 (a)	450,000	488,174
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,816,854
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,790,140
5% 5/1/26	1,225,000	1,304,846
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	830,754
Series 2014 1:
5% 5/1/30	725,000	806,860
5% 5/1/32	500,000	552,645
5% 5/1/34	900,000	989,892
5% 5/1/35	250,000	274,703
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	362,794
5% 11/15/26	400,000	453,252
5% 11/15/28	650,000	731,055
5% 11/15/29	750,000	840,390
5% 11/15/30	855,000	957,027
5% 11/15/31	700,000	781,865
Series 2015 A:
5% 11/15/26	1,000,000	1,132,060
5% 11/15/28	2,505,000	2,816,472
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,153,824
5% 5/1/38	5,670,000	6,279,582
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,478,878
5% 5/1/30	1,550,000	1,755,391
5% 5/1/32	2,000,000	2,250,600
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,128,790
5% 5/1/28 (FSA Insured)	500,000	562,480
5% 5/1/29 (FSA Insured)	1,000,000	1,121,780
5% 5/1/30 (FSA Insured)	1,000,000	1,119,240

TOTAL MICHIGAN		578,443,846

TOTAL MUNICIPAL BONDS
(Cost $583,191,626)		583,855,519

Municipal Notes - 7.1%
Michigan - 7.1%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.71% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (c)(d)	1,655,000	$1,655,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.65% 10/1/18, VRDN (c)	15,540,000	15,540,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.72% 10/1/18, LOC Comerica Bank, VRDN (c)	1,450,000	1,450,000
Univ. of Michigan Rev.:
Series 2008 B, 1.48% 10/5/18, VRDN (c)	17,750,000	17,750,000
Series 2012 B, 1.5% 10/1/18, VRDN (c)	7,490,000	7,490,000
Series 2012 D1, 1.53% 10/1/18, VRDN (c)	500,000	500,000
TOTAL MUNICIPAL NOTES
(Cost $44,385,000)		44,385,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $627,576,626)		628,240,519
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,081,353)
NET ASSETS - 100%		$626,159,166

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2018

MNF-QTLY-1118
1.807736.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	936,658
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,181,906

TOTAL GUAM		2,118,564

Minnesota - 99.0%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$887,086
5% 2/1/24	1,110,000	1,241,180
5% 2/1/25	1,015,000	1,132,273
5% 2/1/26	1,220,000	1,358,397
5% 2/1/27	1,285,000	1,428,072
5% 2/1/28	1,345,000	1,491,941
5% 2/1/29	1,415,000	1,565,881
5% 2/1/34	1,800,000	1,976,058
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	3,910,000	3,950,547
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,891,773
5% 10/1/29	785,000	887,129
5% 10/1/26	1,000,000	1,138,240
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A, 5% 2/1/22	4,975,000	5,428,223
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,598,800
5% 2/1/31	3,600,000	4,095,864
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,463,260
5% 2/1/31	1,245,000	1,408,244
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	872,797
5% 11/1/25	250,000	283,540
5% 11/1/26	500,000	562,885
5% 11/1/27	420,000	470,077
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	1,917,101
5% 2/1/30	1,235,000	1,414,767
5% 2/1/31	1,495,000	1,706,229
5% 2/1/32	2,130,000	2,421,895
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,936,070
5% 12/1/40	7,200,000	8,129,880
Series 2016 B, 5% 12/1/31	1,135,000	1,315,170
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,063,306
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,103,270
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,373,571
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,131
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,630,869
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,256,725
5% 9/1/28	695,000	768,392
5% 9/1/30	1,500,000	1,645,755
5% 9/1/31	1,300,000	1,422,135
5% 9/1/32	1,000,000	1,090,740
Series 2017:
5% 5/1/26	1,355,000	1,545,391
5% 5/1/27	1,400,000	1,608,124
5% 5/1/28	2,000,000	2,273,020
5% 5/1/29	1,000,000	1,130,900
5% 5/1/30	850,000	955,842
5% 5/1/31	510,000	569,874
5% 5/1/32	500,000	556,340
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,455,113
5% 11/15/28	2,730,000	3,164,370
5% 11/15/29	1,040,000	1,194,357
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,140,550
Series 2010 A, 5.25% 8/15/25	1,000,000	1,052,900
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	522,115
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,351,313
5% 1/1/27	1,500,000	1,620,585
Series 2014 A:
5% 1/1/26	3,015,000	3,372,368
5% 1/1/28	4,000,000	4,447,120
5% 1/1/29	2,150,000	2,383,662
5% 1/1/30	2,000,000	2,212,220
5% 1/1/31	6,020,000	6,643,311
Series 2016 A:
5% 1/1/30	4,000,000	4,631,120
5% 1/1/31	2,350,000	2,709,574
5% 1/1/32	2,900,000	3,329,983
Series 2016 D:
5% 1/1/23 (a)	670,000	736,223
5% 1/1/27 (a)	350,000	399,966
5% 1/1/28 (a)	430,000	489,035
5% 1/1/29 (a)	225,000	254,491
5% 1/1/30 (a)	475,000	535,054
5% 1/1/31 (a)	200,000	224,518
5% 1/1/32 (a)	200,000	223,752
5% 1/1/33 (a)	220,000	245,287
5% 1/1/34 (a)	225,000	250,178
5% 1/1/35 (a)	225,000	249,325
5% 1/1/36 (a)	220,000	243,285
5% 1/1/37 (a)	250,000	274,958
5% 1/1/41 (a)	725,000	792,505
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	970,513
5% 11/15/28	1,380,000	1,568,963
5% 11/15/29	1,000,000	1,132,120
5% 11/15/30	1,000,000	1,128,690
5% 11/15/31	3,665,000	4,124,115
5% 11/15/32	2,200,000	2,471,106
Series 2018 A:
5% 11/15/35 (b)	2,500,000	2,798,525
5% 11/15/36 (b)	2,500,000	2,787,300
6.5% 11/15/38	2,960,000	2,976,398
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	543,024
Minneapolis Spl. School District:
(MN SD Cr. Enhancement Prog.):
Series 2017 A, 5% 2/1/29	1,095,000	1,295,516
Series 2017 B, 5% 2/1/29	2,590,000	3,064,281
Series 2017 A, 4% 2/1/33	1,415,000	1,517,446
Series 2017 B:
4% 2/1/33	2,595,000	2,782,878
4% 2/1/34	2,595,000	2,772,031
Series B, 5% 2/1/28	1,100,000	1,291,158
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,193,862
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,891,300
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,734,086
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,614,075
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,705,930
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21	985,000	1,037,826
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,791
5% 8/1/22	4,930,000	5,193,509
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	73,690
5% 8/1/23	9,855,000	10,379,877
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	152,643
Series 2011 B:
5% 10/1/24	2,500,000	2,704,225
5% 10/1/30	3,000,000	3,232,410
Series 2013 A, 5% 8/1/25	3,780,000	4,247,662
Series 2013 D, 5% 10/1/23	1,100,000	1,242,219
Series 2015 A, 5% 8/1/33	1,900,000	2,160,699
Series 2017 A, 5% 10/1/31	5,000,000	5,878,200
Series 2017A, 5% 10/1/33	3,335,000	3,889,010
5% 8/1/24	4,780,000	5,267,082
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	242,249
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,025,970
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22 (Pre-Refunded to 10/1/19 @ 100)	2,250,000	2,315,633
5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,029,170
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	465,224
5% 3/1/30	500,000	576,675
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	587,385
5% 10/1/28	735,000	853,306
5% 10/1/29	750,000	864,953
5% 10/1/30	655,000	752,615
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,650,000	1,698,131
Series 2015 8J, 5% 3/1/24	1,000,000	1,132,330
Series 2017 A, 4% 10/1/35	800,000	825,648
Series 2017:
5% 3/1/28	2,000,000	2,349,040
5% 3/1/31	1,000,000	1,159,000
5% 10/1/31	590,000	675,934
5% 3/1/34	530,000	606,596
5% 10/1/34	440,000	497,086
5% 10/1/35	555,000	622,421
Series 2018 A:
5% 10/1/34	1,140,000	1,279,114
5% 10/1/45	3,150,000	3,464,717
Series 8 L:
5% 4/1/28	920,000	1,050,677
5% 4/1/29	1,005,000	1,142,665
5% 4/1/35	500,000	557,455
Series Eight J, 5% 3/1/26	1,015,000	1,154,177
Series G8, 5% 12/1/31	1,000,000	1,131,470
Series Seven-Q:
5% 10/1/18 (Escrowed to Maturity)	400,000	400,000
5% 10/1/19 (Escrowed to Maturity)	780,000	801,973
5% 10/1/20 (Escrowed to Maturity)	1,140,000	1,201,811
5% 3/1/27	500,000	566,670
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,125,570
5% 8/1/30	1,000,000	1,123,280
5% 8/1/31	1,000,000	1,121,560
5% 8/1/32	1,000,000	1,120,410
5% 8/1/33	1,000,000	1,118,700
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A:
5% 10/1/25	200,000	227,210
5% 10/1/26	830,000	940,946
Series 2014:
5% 10/1/26	630,000	714,212
5% 10/1/27	750,000	848,025
5% 10/1/30	1,000,000	1,126,560
Series 2016:
4% 10/1/41	1,000,000	1,022,690
5% 10/1/32	1,500,000	1,705,050
5% 10/1/33	400,000	453,164
5% 10/1/35	400,000	450,148
5% 10/1/36	1,000,000	1,121,620
5% 10/1/47	2,000,000	2,213,580
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	5,775,150
5% 3/1/30	5,150,000	5,929,710
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,611,266
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,984,925
5% 3/1/28	4,275,000	4,654,748
5% 3/1/29	2,250,000	2,449,103
5% 6/1/27	5,000,000	5,563,200
5% 6/1/38	5,000,000	5,479,900
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,772,450
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,028,655
North Branch Independent School District #138 Series 2017 A, 4% 2/1/30	2,050,000	2,192,250
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1, 5% 1/1/20	2,100,000	2,173,731
Series 2013 A:
5% 1/1/23	850,000	937,975
5% 1/1/24	650,000	709,859
5% 1/1/25	975,000	1,064,788
5% 1/1/31	1,740,000	1,874,850
Series 2016:
5% 1/1/28	500,000	561,905
5% 1/1/29	620,000	694,202
5% 1/1/30	520,000	580,091
5% 1/1/31	350,000	389,487
Series 2017:
5% 1/1/29	460,000	520,292
5% 1/1/31	400,000	449,648
5% 1/1/33	475,000	529,958
5% 1/1/35	520,000	577,793
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	639,198
5% 12/1/27	275,000	307,962
5% 12/1/28	275,000	306,831
5% 12/1/43	1,000,000	1,095,980
Series 2017 A:
5% 12/1/42	1,100,000	1,231,989
5% 12/1/47	1,000,000	1,116,200
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,169,320
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	845,569
5% 7/1/22	350,000	382,809
5% 7/1/24	300,000	333,081
5% 7/1/27	245,000	269,596
5% 7/1/28	225,000	247,061
5% 7/1/33	1,225,000	1,324,139
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,171,731
Series 2016 B, 5% 11/15/35	4,000,000	4,860,280
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	5,744,000
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,759,640
5% 2/1/29	5,180,000	5,988,028
Saint Cloud Health Care Rev.:
(Centracare Health Sys. Proj.) Series 2014 B, 5% 5/1/24	1,510,000	1,703,778
Series 2014 B, 5% 5/1/22	1,950,000	2,130,629
Series 2016 A:
5% 5/1/29	1,000,000	1,138,320
5% 5/1/30	1,000,000	1,131,060
5% 5/1/31	1,000,000	1,126,020
5% 5/1/46	5,000,000	5,453,700
5.125% 5/1/30	310,000	323,953
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	2,917,325
5% 11/15/29 (Pre-Refunded to 11/15/25 @ 100)	1,750,000	2,029,948
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,838,552
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,310,718
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,132,950
5% 11/1/28	1,000,000	1,125,770
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,082,508
Series 2016 B, 5% 2/1/26	1,500,000	1,715,415
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,088,764
5% 9/1/24	1,000,000	1,113,350
5% 9/1/25	1,345,000	1,492,829
5% 9/1/26	1,575,000	1,739,099
5% 9/1/28	1,000,000	1,097,390
5% 9/1/34	1,065,000	1,148,464
Shakopee Independent School District #720 Series 2012, 5% 2/1/21	1,000,000	1,061,830
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,925,791
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,556,117
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	504,550
Series 2015 A:
5% 1/1/28	1,000,000	1,137,730
5% 1/1/34	1,695,000	1,897,858
5% 1/1/36	1,000,000	1,112,820
5% 1/1/41	1,000,000	1,103,310
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,000,000	7,630,700
Series 2009 A1:
5.25% 11/15/29	1,475,000	1,534,295
5.25% 11/15/29 (Pre-Refunded to 11/15/19 @ 100)	1,525,000	1,579,046
Series 2009 A2:
5.5% 11/15/24	990,000	1,027,917
5.5% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	1,010,000	1,048,572
Series 2015 A:
5% 7/1/29	5,000,000	5,632,500
5% 7/1/30	5,000,000	5,613,000
Series 2017 A:
5% 11/15/30	650,000	745,206
5% 11/15/31	845,000	965,886
5% 11/15/33	800,000	907,672
5% 11/15/34	665,000	751,703
Univ. of Minnesota Gen. Oblig.:
Series 2009 A, 5% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	200,000	203,094
Series 2011 D:
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	1,180,000	1,285,327
5% 12/1/26 (Pre-Refunded to 12/1/21 @ 100)	1,020,000	1,111,045
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	2,085,000	2,271,107
Series 2016:
5% 4/1/37	2,125,000	2,388,713
5% 4/1/41	6,000,000	6,710,580
Series 2017 A, 5% 9/1/33	5,025,000	5,844,276
Series 2017A, 5% 9/1/37	3,880,000	4,440,466
Series 2017B, 5% 12/1/32	2,000,000	2,344,580
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,813,261
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,256,860
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,720,091
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,513,250
5% 1/1/27	2,150,000	2,363,409
5% 1/1/30	1,000,000	1,092,930
Series 2014 A:
5% 1/1/31	1,750,000	1,959,265
5% 1/1/35	1,595,000	1,775,777
5% 1/1/40	1,500,000	1,656,075
5% 1/1/46	11,270,000	12,373,558
Series 2015 A, 5% 1/1/31	1,820,000	2,075,783
Series 2018 A, 5% 1/1/49	2,000,000	2,265,280

TOTAL MINNESOTA		529,803,104

TOTAL MUNICIPAL BONDS
(Cost $530,946,033)		531,921,668
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $530,946,033)		531,921,668
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,958,897
NET ASSETS - 100%		$534,880,565

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2018

OFR-QTLY-1118
1.807742.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.2%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$950,000
6.25% 10/1/34 (a)	900,000	991,755
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,097,330

TOTAL GUAM		3,039,085

Ohio - 90.7%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,089,590
5% 11/15/23	3,245,000	3,532,215
Series 2016:
5% 11/15/22	1,020,000	1,105,874
5.25% 11/15/34	1,500,000	1,649,565
5.25% 11/15/41	10,295,000	11,142,073
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,026,900
5% 8/1/42	4,175,000	4,544,738
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	3,000,000	3,276,570
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	6,875,000	7,559,269
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,273,046
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,411,319
5% 2/15/42	3,000,000	3,238,230
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	6,921,110
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,712,010
5% 12/1/29	1,500,000	1,705,590
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,094,940
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,500,305
Series 2016 X:
5% 5/15/31	3,225,000	3,842,201
5% 5/15/32	3,950,000	4,724,990
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,502,560
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	4,955,645
Cleveland Arpt. Sys. Rev. Series 2018 A:
5% 1/1/43 (FSA Insured) (a)(c)	1,750,000	1,895,810
5% 1/1/48 (FSA Insured) (a)(c)	3,000,000	3,237,390
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,598,536
Series 2015:
5% 12/1/26	1,500,000	1,710,720
5% 12/1/27	2,000,000	2,274,000
5% 12/1/29	1,250,000	1,410,900
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,139,381
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,114,840
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	697,992
5% 10/1/30	420,000	486,713
5% 10/1/31	650,000	750,932
5% 10/1/33	600,000	687,852
5% 10/1/36	700,000	792,687
5% 10/1/39	2,040,000	2,290,696
5% 10/1/43	5,000,000	5,588,700
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,386,675
Series 2015 A:
5% 12/1/24	3,725,000	4,148,086
5% 12/1/27	1,750,000	1,938,965
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,326,969
5% 11/15/35	1,245,000	1,384,116
5% 11/15/36	450,000	498,771
5% 11/15/45	2,000,000	2,191,500
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,370,811
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	402,253
5% 11/15/24 (FSA Insured)	475,000	536,517
5% 11/15/25 (FSA Insured)	200,000	227,802
5% 11/15/26 (FSA Insured)	265,000	304,374
5% 11/15/27 (FSA Insured)	220,000	254,489
5% 11/15/28 (FSA Insured)	150,000	173,951
5% 11/15/29 (FSA Insured)	210,000	242,395
5% 11/15/30 (FSA Insured)	530,000	609,383
5% 11/15/32 (FSA Insured)	365,000	416,421
5% 11/15/34 (FSA Insured)	785,000	888,667
5% 11/15/36 (FSA Insured)	1,000,000	1,123,320
5% 11/15/38 (FSA Insured)	830,000	924,454
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,074,214
5% 6/1/25	2,500,000	2,698,400
5% 6/1/26	3,075,000	3,313,190
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,854,818
Series 2015 Y:
4% 1/1/28	650,000	686,173
4% 1/1/29	1,040,000	1,093,726
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,470,640
Columbus City School District 5% 12/1/31	5,000,000	5,724,100
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,343,400
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	563,379
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,632,850
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,912,015
5% 2/15/27	1,700,000	1,862,877
5% 2/15/28	2,385,000	2,602,727
5% 2/15/30	3,000,000	3,246,960
5% 2/15/31	1,500,000	1,616,790
5% 2/15/32	1,450,000	1,556,474
Dayton Gen. Oblig.:
4% 12/1/22	750,000	778,035
4% 12/1/25	1,540,000	1,592,930
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,239,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,485,187
4% 12/1/24	1,490,000	1,580,860
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,416,750
5% 12/1/26	3,045,000	3,440,119
5% 12/1/32	5,920,000	6,631,051
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,949,920
Series 2016 C:
4% 11/1/40	3,000,000	3,015,090
5% 11/1/33	2,610,000	2,962,115
5% 11/1/34	2,155,000	2,435,366
Granville Exempted Village School District:
5% 12/1/26	1,720,000	1,983,315
5% 12/1/27	1,165,000	1,338,434
5% 12/1/30	1,130,000	1,287,172
5% 12/1/31	600,000	681,786
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	715,532
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,507,395
5% 12/1/26	1,500,000	1,695,555
5% 12/1/28	1,550,000	1,746,432
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,097,990
5% 12/1/27	3,825,000	4,194,036
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,279,300
5.25% 6/1/27	3,000,000	3,261,780
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,448,172
5% 1/1/36	3,450,000	3,656,069
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,637,400
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,604,075
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,535,051
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	340,648
5% 5/1/28	415,000	421,901
5% 5/1/29	85,000	86,403
5% 5/1/30	95,000	96,453
Series 2012 A:
5% 5/1/24	1,385,000	1,510,800
5% 5/1/25	1,500,000	1,634,100
5% 5/1/26	2,220,000	2,415,271
Series 2016:
5% 5/1/29	2,000,000	2,279,560
5% 5/1/30	1,125,000	1,277,336
Kettering City School District Series 2017, 5% 12/1/25	1,080,000	1,251,450
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	858,358
5% 8/15/45	11,000,000	11,702,130
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,485,341
5% 12/1/27	3,215,000	3,647,803
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,216,400
5% 10/1/49	2,860,000	3,061,716
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	154,582
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,933,917
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,740,270
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,296,102
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	573,730
5% 12/1/29	300,000	342,771
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,224,850
Series 2012 A, 5% 8/1/47	5,725,000	6,146,933
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	500,280
5% 12/1/28	1,400,000	1,591,464
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,508,750
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,755,000	3,860,027
5% 2/15/48	3,495,000	3,587,128
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	753,664
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	249,333
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	413,665
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	566,665
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	849,998
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	9,726,207
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,278,000
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,354,535
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,875,445
5% 10/1/33	1,500,000	1,724,820
5% 10/1/35	1,450,000	1,655,088
5% 10/1/36	1,250,000	1,421,550
5% 10/1/37	1,430,000	1,619,103
Ohio Gen. Oblig.:
Series 2014 C, 4% 3/1/25	5,000,000	5,324,450
Series 2016 A, 5% 2/1/31	4,255,000	4,844,105
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,265,000	1,314,677
Series 2016, 5% 12/1/40	2,000,000	2,224,860
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,660,270
5% 11/1/29	1,325,000	1,498,204
5% 11/1/30	2,285,000	2,564,707
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,750,014
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	917,849
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,555,940
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,378,280
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	408,880
4% 7/1/37	450,000	457,965
5% 7/1/28	400,000	463,132
5% 7/1/29	735,000	845,500
5% 7/1/30	300,000	343,860
5% 7/1/31	400,000	456,504
5% 7/1/33	650,000	737,029
5% 7/1/35	700,000	786,912
5% 7/1/42	1,400,000	1,546,986
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,593,500
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,028,550
Series 2013:
5% 12/1/23	540,000	595,528
5% 12/1/24	585,000	644,424
5% 12/1/25	1,000,000	1,099,910
5% 12/1/26	1,195,000	1,312,409
5% 12/1/27	2,300,000	2,520,248
Series 2018 B:
4% 12/1/33	1,155,000	1,198,116
5% 12/1/19	1,000,000	1,029,870
5% 12/1/21	1,000,000	1,084,780
5% 12/1/23	1,000,000	1,123,980
5% 12/1/25	1,065,000	1,223,547
5% 12/1/27	1,000,000	1,174,050
5% 12/1/29	1,310,000	1,533,132
5% 12/1/31	1,130,000	1,312,156
5% 12/1/35	1,000,000	1,143,200
5% 12/1/36	1,000,000	1,136,100
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,111,660
5% 5/1/28	1,000,000	1,102,900
5% 5/1/29	855,000	939,260
5% 5/1/31	1,005,000	1,099,068
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,700,935
Series 2017 A, 5% 1/1/32	2,000,000	2,296,460
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,436,950
5% 1/15/41	5,000,000	5,365,300
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,277,567
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,137,780
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,941,665
5% 4/1/30	2,250,000	2,598,098
5% 4/1/31	2,000,000	2,299,680
5% 4/1/33	1,850,000	2,112,293
5% 4/1/35	2,395,000	2,715,427
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,656,728
Series 2013 A:
5% 6/1/28	2,000,000	2,222,480
5% 6/1/38	3,500,000	3,831,135
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,622,900
Series 2017 A:
5% 2/15/30	1,000,000	1,157,440
5% 2/15/31	1,000,000	1,152,620
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,596,862
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,169,433
Olentangy Local School District 5% 12/1/32	1,275,000	1,454,112
Princeton City School District Series 2014, 5% 12/1/39	2,750,000	3,044,250
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,507,121
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,080,279
5% 2/15/28	5,030,000	5,651,607
5% 2/15/30	2,145,000	2,380,264
5% 2/15/32	2,550,000	2,805,153
5% 2/15/33	2,460,000	2,696,086
5% 2/15/34	3,005,000	3,281,160
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	433,040
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,759,792
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,720,167
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	507,026
5% 1/1/25	1,025,000	1,160,915
5% 1/1/33	5,000,000	5,594,800
5% 1/1/37	2,000,000	2,203,360
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,108,080
Series 2012 C:
4% 6/1/28	2,000,000	2,116,260
5% 6/1/24	1,230,000	1,356,481
Series 2013 A:
5% 6/1/33	4,085,000	4,478,957
5% 6/1/34	5,130,000	5,615,349
Series 2016 A:
5% 6/1/32	745,000	843,586
5% 6/1/33	800,000	902,368
5% 6/1/34	585,000	657,312
Series 2016 C, 5% 6/1/41	2,585,000	2,856,373
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	2,907,264
Series 2018 A:
5% 6/1/26	600,000	690,900
5% 6/1/27	350,000	406,522
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,517,175
5% 12/1/25	1,500,000	1,695,135
5% 12/1/26	1,890,000	2,145,717
5% 12/1/27	1,340,000	1,530,213
5% 12/1/28	1,400,000	1,585,640
5% 12/1/29	825,000	928,843
5% 12/1/30	1,700,000	1,908,284
5% 12/1/31	750,000	838,763
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,395,720
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,667,020
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,072,020
5% 12/1/42	125,000	127,723
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,706,744
5% 5/1/21	1,080,000	1,137,629
5% 5/1/23	2,665,000	2,789,589

TOTAL OHIO		569,162,069

TOTAL MUNICIPAL BONDS
(Cost $566,563,726)		572,201,154

Municipal Notes - 7.2%
Ohio - 7.2%
Ohio State Univ. Gen. Receipts Series 2010 E, 1.51% 10/5/18, VRDN (b)
(Cost $44,999,997)	45,000,000	44,999,991
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $611,563,723)		617,201,145
NET OTHER ASSETS (LIABILITIES) - 1.6%		9,939,035
NET ASSETS - 100%		$627,140,180

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2018

PFL-QTLY-1118
1.807743.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	771,365
Pennsylvania - 96.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,048,730
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,124,320
5% 12/1/30	1,365,000	1,525,674
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,372,436
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,780,499
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2018:
5% 3/1/33	1,570,000	1,783,065
5% 3/1/34	2,250,000	2,543,693
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,022,627
Series 2018, 5% 6/1/43	4,750,000	5,284,375
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,415,696
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,796,892
Bethlehem Wtr. Auth. Rev. Series 2014, 5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,057,860
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	552,605
5% 7/1/27	490,000	539,995
5% 7/1/28	540,000	595,442
5% 7/1/29	710,000	781,540
5% 7/1/30	685,000	751,849
5% 7/1/35	1,885,000	2,039,382
5% 7/1/39	6,675,000	7,143,318
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,509,443
5% 7/15/30	1,500,000	1,721,175
5% 7/15/31	1,250,000	1,426,425
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,163,640
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,293,040
Series 2016 A:
4% 11/15/32	350,000	357,609
4% 11/15/34	250,000	253,865
4% 11/15/35	200,000	202,592
5% 11/15/28	840,000	945,227
5% 11/15/29	1,625,000	1,820,829
5% 11/15/30	685,000	764,309
5% 11/15/46	6,605,000	7,129,239
Series 2016 B:
4% 11/15/40	600,000	597,360
4% 11/15/47	3,605,000	3,513,974
Series 2018 A:
5% 11/15/26	1,140,000	1,294,390
5% 11/15/27	225,000	256,997
5% 11/15/28	200,000	227,424
5% 11/15/29	200,000	226,244
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	862,592
5% 6/1/25	1,175,000	1,265,651
5% 6/1/26	1,250,000	1,345,088
5% 6/1/42	12,000,000	12,723,591
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,640,141
5% 11/1/42	3,000,000	3,225,180
Series 2016:
5% 5/1/30	1,000,000	1,131,060
5% 5/1/31	500,000	563,370
5% 5/1/32	750,000	842,903
5% 5/1/33	2,210,000	2,475,841
5% 5/1/34	1,000,000	1,116,720
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,417,010
5% 6/1/35	1,000,000	1,107,820
5% 6/1/36	500,000	552,135
5% 6/1/42	7,410,000	7,885,870
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	376,642
5% 8/1/22	300,000	329,298
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,180,219
5% 7/1/27	2,500,000	2,659,200
Series 2016 A, 5% 7/1/46	3,500,000	3,669,155
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,980,368
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	531,550
5% 8/1/31	3,080,000	3,378,144
5% 8/1/34	1,000,000	1,090,800
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,855,686
5.375% 7/1/42	2,130,000	2,230,238
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,015,060
Series 2017 A2, 5% 2/15/39	1,880,000	2,070,087
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	667,401
6% 6/1/39	1,625,000	1,735,565
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	656,517
5% 11/1/25	665,000	745,651
5% 11/1/27	1,105,000	1,255,048
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,139,980
5% 8/15/33	1,000,000	1,133,240
5% 8/15/34	1,000,000	1,129,510
5% 8/15/36	1,000,000	1,122,090
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,405,840
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,762,445
5% 4/1/44	1,295,000	1,421,923
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,593,625
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,588,165
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,061,794
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,726,935
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	187,479
5% 10/1/20	215,000	224,552
5% 10/1/21	245,000	260,464
5% 10/1/22	275,000	296,973
5% 10/1/23	1,305,000	1,426,548
5% 10/1/24	335,000	369,977
5% 10/1/25	750,000	812,490
5% 10/1/26	1,000,000	1,078,270
5% 10/1/27	1,000,000	1,073,240
Series 2016 A, 5% 10/1/40	4,000,000	4,240,560
Series 2018 A, 5% 9/1/26	1,500,000	1,713,315
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,463,492
5% 12/1/35	1,000,000	1,138,460
5% 12/1/36	2,660,000	3,017,531
5% 12/1/37	1,515,000	1,711,299
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,100,200
5% 4/1/42	1,000,000	1,099,540
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,377,330
5% 8/15/43	2,000,000	2,187,280
5% 8/15/48	2,500,000	2,725,525
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	452,824
5% 7/1/29	300,000	338,079
5% 7/1/30	375,000	421,005
5% 7/1/31	425,000	474,984
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,853,312
5% 3/1/25	3,255,000	3,447,305
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	2,255,000	2,482,033
Series 2015 1, 5% 3/15/31	7,000,000	7,772,310
Series 2015, 5% 3/15/33	2,880,000	3,187,094
Series 2017, 5% 1/1/28	7,000,000	7,971,950
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	311,880
5% 3/1/22	275,000	298,295
5% 3/1/23	585,000	637,826
First Series 2012:
5% 4/1/20	750,000	781,890
5% 4/1/21	500,000	533,965
5% 4/1/22	600,000	653,928
5% 4/1/23	800,000	869,096
5% 4/1/24	1,100,000	1,192,312
Series 2010 E, 5% 5/15/31	2,500,000	2,605,825
Series 2016:
5% 5/1/33	4,300,000	4,771,409
5% 5/1/34	3,285,000	3,631,239
5% 5/1/35	2,000,000	2,202,380
Series AT-1 5% 6/15/31	10,000,000	11,263,400
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,402,388
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,395,650
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,391,175
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,120,464
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,464,238
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,540,624
Series 2015 A:
5% 9/1/30	1,100,000	1,257,080
5% 9/1/31	1,415,000	1,613,227
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,512,900
Series 2013 A2, 0% 12/1/38 (b)	2,500,000	2,691,125
Series 2014 A, 5% 12/1/31	865,000	959,605
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,644,530
Series 2016 A1, 5% 12/1/46	5,000,000	5,444,000
Series 2017 A1:
5% 12/1/30	3,500,000	3,981,915
5% 12/1/31	2,000,000	2,266,900
5% 12/1/33	1,500,000	1,688,805
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,213,735
5% 7/1/31 (a)	1,000,000	1,120,940
5% 7/1/33 (a)	2,250,000	2,504,093
5% 7/1/37 (a)	1,480,000	1,620,260
5% 7/1/42 (a)	4,000,000	4,347,960
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,570,724
5% 8/1/29	2,000,000	2,242,680
5% 8/1/30	1,500,000	1,678,080
5% 8/1/31	1,100,000	1,227,721
5% 10/1/33	1,500,000	1,679,070
5% 10/1/34	500,000	557,830
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,689,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,669,650
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,058,530
5% 4/15/25	2,230,000	2,394,061
Series 2015 A, 5% 4/15/29	3,000,000	3,266,310
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,177,240
Series 2016 F, 5% 9/1/34	4,000,000	4,385,440
Series 2018 A:
5% 9/1/29	1,250,000	1,413,713
5% 9/1/30	1,000,000	1,127,390
5% 9/1/33	1,000,000	1,114,070
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40	4,000,000	4,171,840
Series 2011 A, 5% 1/1/41	2,715,000	2,848,958
Series 2015 B, 5% 7/1/30	3,500,000	3,938,200
Series 2017 B:
5% 11/1/29	3,000,000	3,471,180
5% 11/1/30	3,700,000	4,262,067
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/23	500,000	555,450
5% 12/15/24	440,000	493,948
5% 12/15/31	1,000,000	1,116,260
5% 12/15/32	500,000	556,885
5% 12/15/33	500,000	554,810
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,444,738
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,184,500
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	639,946
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,452,594
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,129,462
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,291,705
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,113,920
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,098,910
Series 2015:
5% 9/1/21 (FSA Insured)	730,000	787,590
5% 9/1/22 (FSA Insured)	885,000	973,934
5% 9/1/23 (FSA Insured)	1,085,000	1,214,473
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,116,200
5% 3/1/36 (FSA Insured)	1,050,000	1,167,947
5% 3/1/37 (FSA Insured)	1,600,000	1,771,104
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B:
5% 11/15/24	500,000	565,660
5% 11/15/26	1,500,000	1,725,210
5% 11/15/27	1,500,000	1,740,345
5% 11/15/28	4,170,000	4,816,559
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,065,366
5% 12/1/20	30,000	31,641
5% 12/1/21	145,000	156,140
5% 12/1/22	30,000	32,885
5% 12/1/25	1,285,000	1,466,403
5% 12/1/27	1,480,000	1,668,463
5% 12/1/29	1,000,000	1,115,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2017:
5% 6/1/27	1,400,000	1,635,438
5% 6/1/29	3,500,000	4,042,010
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,090,330
5% 1/1/38 (a)	1,125,000	1,212,086
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,373,175
5% 4/1/26 (FSA Insured)	1,000,000	1,117,020
5% 4/1/28 (FSA Insured)	1,390,000	1,547,668
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,648,620
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,021,130
5% 7/1/25	4,465,000	4,642,037
5.25% 7/1/20	1,000,000	1,051,790
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,894,000
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,385,225
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,884,127

TOTAL PENNSYLVANIA		443,908,606

Pennsylvania, New Jersey - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	548,940
5% 7/1/23	1,000,000	1,091,860
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,615,395

TOTAL PENNSYLVANIA, NEW JERSEY		5,256,195

TOTAL MUNICIPAL BONDS
(Cost $448,699,438)		449,936,166
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $448,699,438)		449,936,166
NET OTHER ASSETS (LIABILITIES) - 1.8%		8,021,179
NET ASSETS - 100%		$457,957,345

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2018

STM-QTLY-1118
1.807744.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,804
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	630
5% 3/1/23	830	908
5% 3/1/24	1,225	1,356
5% 3/1/25	1,225	1,368
Series 2016 B:
5% 3/1/22	980	1,056
5% 3/1/24	980	1,084
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,410	4,348
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,910
5% 3/1/21	490	515
5% 3/1/22	3,145	3,358
5% 3/1/25	1,465	1,612

TOTAL ALABAMA		21,949

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,065	1,123
5% 9/1/22	1,175	1,296
Series B:
5% 9/1/20	1,955	2,062
5% 9/1/22	1,395	1,539
Series C:
5% 9/1/19	2,105	2,163
5% 9/1/20	1,230	1,297
5% 9/1/22	980	1,081
Series D:
5% 9/1/19	3,810	3,915
5% 9/1/20	1,955	2,062
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	850	892

TOTAL ALASKA		17,430

Arizona - 3.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	490	492
5% 12/1/19	600	619
5% 12/1/20	800	846
5% 12/1/21	1,080	1,166
5% 12/1/22	785	863
5% 12/1/23	980	1,094
5% 12/1/24	1,465	1,656
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	980	980
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,065	5,218
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (a)(b)	12,500	12,432
Glendale Gen. Oblig.:
Series 2015:
4% 7/1/19 (FSA Insured)	585	594
5% 7/1/22 (FSA Insured)	980	1,076
Series 2017:
5% 7/1/21	2,900	3,117
5% 7/1/22	3,320	3,645
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	792
5% 7/1/22 (FSA Insured)	1,145	1,261
5% 7/1/23 (FSA Insured)	1,365	1,540
Maricopa County Cmnty. College District (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	6,090	6,441
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,675	5,335
5% 1/1/26	10,485	12,092
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	880	894
4% 7/1/20	1,330	1,377
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.85%, tender 11/1/18 (a)(b)	15,700	15,697
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,340
5% 12/1/22	2,415	2,667
5% 12/1/23	3,350	3,765
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,155	3,227
Series 2012 A, 5% 7/1/19	1,515	1,549
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,928

TOTAL ARIZONA		96,703

California - 3.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	260	253
0% 10/1/19 (Escrowed to Maturity)	3,260	3,201
Series 2013 A, 5% 10/1/22	2,140	2,383
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,178
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,233
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,866
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,260	15,363
5.25% 9/1/22	1,535	1,723
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (b)	860	953
5% 6/30/24 (b)	665	741
5% 12/31/24 (b)	800	895
5% 6/30/25 (b)	1,000	1,123
5% 12/31/25 (b)	1,760	1,984
5% 6/30/26 (b)	1,360	1,539
5% 12/31/26 (b)	2,570	2,921
5% 6/30/27 (b)	1,910	2,175
5% 12/31/27 (b)	3,000	3,432
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.85%, tender 11/1/18 (a)(b)(c)	10,900	10,896
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,710	1,710
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	980	1,081
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,455	1,502
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	4,890	5,052
5% 10/1/20	2,470	2,623
Series 2012 A, 5% 4/1/21	3,175	3,418
Series 2012 G, 5% 11/1/22	1,225	1,368
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,010	4,164
Series 2012 C, 5% 6/1/21	1,780	1,924
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,425	3,602
Series 2017 A1:
5% 6/1/21	1,205	1,297
5% 6/1/22	1,685	1,853
5% 6/1/23	1,925	2,156
5% 6/1/24	1,085	1,206
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	2,924
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,113
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,134
5% 11/1/24	1,955	2,155
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,606
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,320	1,497
5% 9/1/24 (FSA Insured)	2,250	2,593
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,536

TOTAL CALIFORNIA		112,373

Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,529
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,906
Series 2014 A, 5% 6/1/23	3,775	4,209
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	2,520	2,597
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	7,993
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,662
Series 2015 A:
5% 9/1/19	980	1,007
5% 9/1/20	980	1,032

TOTAL COLORADO		29,935

Connecticut - 3.0%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,382
Series 2016 A, 5% 3/15/26	1,925	2,154
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,539
Series 2015 A, 2.05%, tender 7/21/21 (a)	16,315	16,253
Series X2, 1.8%, tender 2/9/21 (a)	12,000	11,899
Series 2018 S:
5% 7/1/23	1,455	1,618
5% 7/1/24	1,000	1,123
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	4,155	4,251
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	6,281	6,812
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (Escrowed to Maturity)	880	990
5% 8/15/25 (FSA Insured)	980	1,118

TOTAL CONNECTICUT		87,139

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,532
5% 1/1/21	1,955	2,077

TOTAL DELAWARE, NEW JERSEY		4,609

District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,185	6,757
Series 2014 A, 5% 10/1/23 (b)	435	482
Series 2017 A:
5% 10/1/26 (b)	6,555	7,496
5% 10/1/27 (b)	4,890	5,639
Series 2018 A, 5% 10/1/21 (b)	3,595	3,863
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,398

TOTAL DISTRICT OF COLUMBIA		29,635

Florida - 10.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,052
Series 2015 C:
5% 7/1/21	635	682
5% 7/1/22	3,645	3,992
5% 7/1/23	2,935	3,278
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,064
Series A:
5% 10/1/22 (b)	2,935	3,230
5% 10/1/23 (b)	3,930	4,387
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,486
Series 2012 A, 5% 7/1/19	6,845	6,997
Series 2015 A:
5% 7/1/19	2,055	2,101
5% 7/1/20	3,915	4,111
5% 7/1/21	4,400	4,728
5% 7/1/22	3,425	3,755
5% 7/1/23	2,690	3,005
5% 7/1/24	1,290	1,462
Series 2015 B:
5% 7/1/19	1,955	1,998
5% 7/1/20	2,935	3,082
5% 7/1/21	6,120	6,576
5% 7/1/22	4,490	4,923
5% 7/1/23	2,690	3,005
5% 7/1/24	1,120	1,269
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	670	673
5% 12/1/19	1,780	1,842
5% 12/1/20	980	1,041
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	9,801	11,195
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	1,420	1,428
5% 2/1/20	1,980	2,025
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,088
5% 10/1/22	1,955	2,141
5% 10/1/23	1,240	1,379
5% 10/1/24	1,955	2,200
5% 10/1/25	1,710	1,942
5% 10/1/26	1,955	2,203
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	1,670	1,720
5% 10/1/20	980	1,038
Series 2017 A:
5% 10/1/25 (b)	980	1,111
5% 10/1/26 (b)	1,955	2,239
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,431
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,178
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	961
5% 7/1/22	1,955	2,138
5% 7/1/23	1,955	2,176
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	640	668
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	1,260	1,314
Manatee County Rev. Series 2013:
5% 10/1/19	1,225	1,262
5% 10/1/20	1,955	2,069
5% 10/1/21	1,955	2,114
5% 10/1/22	980	1,081
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,448
Miami-Dade County Aviation Rev.:
Series 2010, 5% 10/1/22	1,700	1,790
Series 2017 B, 5% 10/1/20 (b)	2,075	2,183
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,955	1,998
5% 7/1/20	980	1,028
5% 7/1/21	1,955	2,102
5% 7/1/22	1,955	2,148
5% 7/1/23	1,955	2,140
Series 2014 A, 5% 7/1/24	610	693
Series 2014 B:
5% 7/1/22	1,465	1,610
5% 7/1/23	3,180	3,561
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,795	4,203
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	8,985
Series 2014 D:
5% 11/1/20	4,770	5,040
5% 11/1/21	6,140	6,632
5% 11/1/22	2,850	3,135
5% 11/1/23	7,485	8,376
Series 2015 A:
5% 5/1/19	980	997
5% 5/1/20	2,050	2,142
5% 5/1/21	3,915	4,184
5% 5/1/22	3,640	3,969
5% 5/1/23	6,360	7,061
Series 2015 B, 5% 5/1/24	28,915	32,578
Series 2016 A, 5% 8/1/27	5,440	6,214
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,225	1,252
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,220	1,258
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	980	1,002
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,275	2,344
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	996
5% 12/1/20	1,395	1,466
5% 12/1/21	1,465	1,570
5% 12/1/23	190	209
5% 12/1/24	380	422
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,525	4,600
4% 8/1/21	3,950	4,144
5% 8/1/19	2,935	3,008
5% 8/1/21	5,185	5,581
5% 8/1/22	980	1,076
Series 2015 B:
5% 8/1/19	2,675	2,741
5% 8/1/20	1,710	1,799
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,225	1,225
5% 10/1/19	1,075	1,106
5% 10/1/20	980	1,035
5% 10/1/21	980	1,056
5% 10/1/22	980	1,075
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	1,980	2,037
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,118
5% 7/1/26	1,115	1,286
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,216
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,508
Series 2011 B, 5% 10/1/18 (Escrowed to Maturity)	2,385	2,385
Series 2011, 5% 10/1/19	5,470	5,635
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,851
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	305	313

TOTAL FLORIDA		296,760

Georgia - 2.1%
Atlanta Arpt. Rev.:
5% 1/1/22	980	1,067
5% 1/1/23	980	1,089
5% 1/1/24	1,125	1,271
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,719
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	1,955	1,960
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,785	3,793
5.75% 1/1/20	905	907
Series GG:
5% 1/1/20	660	683
5% 1/1/21	1,635	1,730
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,507
5% 10/1/22	980	1,077
5% 10/1/23	2,365	2,640
Series R, 5% 10/1/21	4,890	5,270
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	14,632
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,586
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	5,915
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,470

TOTAL GEORGIA		61,316

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	3,915	3,996
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/24	1,200	1,374
5% 9/1/25	2,935	3,408
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (b)	1,370	1,402
5% 8/1/20 (b)	2,985	3,129
5% 8/1/21 (b)	540	577
5% 8/1/22 (b)	2,030	2,208
5% 8/1/23 (b)	1,440	1,587

TOTAL HAWAII		17,681

Illinois - 12.6%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	8,859
Series 2008 C:
5.25% 12/1/23	7,500	7,514
5.25% 12/1/24	935	937
Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	2,285	2,297
Series 2010 F, 5% 12/1/20	745	765
Series 2017 C:
5% 12/1/26	485	506
5% 12/1/27	2,830	2,963
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,590	9,526
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	13,929
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	632
5% 1/1/21	390	413
5% 1/1/23	2,445	2,685
5% 1/1/22	4,890	5,278
5% 1/1/23	5,770	6,335
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	245	246
5% 1/1/20	295	302
5% 1/1/21	390	405
5% 1/1/22	295	310
5% 1/1/23	525	556
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,451
Series 2012 B, 5% 1/1/21 (b)	4,505	4,755
Series 2013 B, 5% 1/1/22	3,915	4,246
Series 2013 D, 5% 1/1/22	3,150	3,417
Series 2017 D, 5% 1/1/27 (b)	1,470	1,678
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,755	2,786
5% 6/1/20	2,430	2,536
5% 6/1/21	2,305	2,452
5% 6/1/25	1,225	1,366
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,280	1,289
5% 1/1/23	1,175	1,257
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,648
Series 2010 A, 5.25% 11/15/22	4,850	5,139
Series 2011 A, 5.25% 11/15/22	980	1,067
Series 2012 C:
5% 11/15/19	3,130	3,226
5% 11/15/20	7,055	7,480
5% 11/15/21	5,465	5,920
5% 11/15/22	1,260	1,390
Series 2014 A:
5% 11/15/20	980	1,039
5% 11/15/21	490	531
5% 11/15/22	1,325	1,462
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,704
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,853
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,590	2,647
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,860
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	2,952
Series 2017 B, 5%, tender 12/15/22 (a)	4,325	4,768
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,224
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,020	2,027
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,204
Series 2012 A, 5% 5/15/23	1,270	1,375
Series 2012:
5% 9/1/19	1,090	1,120
5% 9/1/20	1,440	1,517
5% 9/1/21	2,000	2,154
5% 9/1/22	3,455	3,797
Series 2015 A:
5% 11/15/22	490	539
5% 11/15/24	1,490	1,672
5% 11/15/25	1,905	2,154
5% 11/15/26	1,955	2,189
Series 2015 B:
5% 11/15/20	1,615	1,707
5% 11/15/24	1,910	2,162
Series 2016 A:
5% 8/15/20	490	509
5% 2/15/21	735	780
5% 8/15/21	685	724
5% 2/15/23	980	1,080
5% 8/15/23	1,465	1,591
5% 8/15/24	2,135	2,339
Series 2016 C:
5% 2/15/20	4,970	5,140
5% 2/15/22	3,335	3,630
5% 2/15/23	4,470	4,957
5% 2/15/24	5,220	5,877
Series 2016:
5% 7/1/22	2,895	3,181
5% 5/15/25	490	552
5% 5/15/26	980	1,114
5% 5/15/27	1,225	1,377
Series 2017:
5% 1/1/23	1,465	1,625
5% 1/1/25	2,260	2,583
5% 1/1/27	1,955	2,290
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,612
Series 2012 A, 4% 1/1/23	1,245	1,251
Series 2012:
5% 3/1/19	5,380	5,433
5% 8/1/19	2,600	2,650
5% 8/1/20	6,750	6,984
5% 8/1/21	2,360	2,457
5% 8/1/22	5,675	5,944
Series 2013:
5% 7/1/21	6,360	6,616
5% 7/1/22	10,740	11,243
Series 2014:
5% 2/1/22	2,935	3,062
5% 4/1/23	2,165	2,271
5% 2/1/25	2,275	2,381
Series 2016:
5% 11/1/20	2,310	2,400
5% 1/1/26	2,150	2,265
5% 2/1/26	10,525	11,085
Series 2017 B, 5% 11/1/19	7,875	8,068
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,300
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,383
5% 7/1/21	1,320	1,411
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,026
0% 1/15/25	4,915	4,038
0% 1/15/26	3,695	2,915
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	2,235	2,257
5% 2/1/20	2,225	2,310
5% 2/1/23	2,175	2,412
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	11,285	12,249
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	5,480	6,019
Series 2017, 5% 6/1/22	9,780	10,598

TOTAL ILLINOIS		366,207

Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 1.9%, tender 12/3/18 (a)(b)	4,000	3,999
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	685	751
5% 8/15/23	980	1,093
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	661
5% 3/1/21	1,200	1,273
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	850
5% 10/1/22	1,565	1,722
Series 2014 A:
5% 10/1/20	365	385
5% 10/1/21	370	400
5% 10/1/22	660	726
Series 2015 A:
5% 10/1/24	1,460	1,652
5% 10/1/25	1,590	1,808
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,440	1,451
5% 1/1/20	1,225	1,270
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,690	2,849
5% 1/1/23 (b)	1,940	2,131
5% 1/1/24 (b)	2,715	3,027
5% 1/1/25 (b)	2,845	3,214
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	980	986
4% 1/15/20	1,315	1,346
4% 1/15/21	1,225	1,273
5% 7/15/19	1,645	1,683
5% 7/15/20	1,145	1,202
5% 7/15/21	980	1,052
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,419
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	21,505	23,534

TOTAL INDIANA		64,757

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,681
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,430	1,610
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,200	2,208
5% 11/15/20 (Escrowed to Maturity)	2,685	2,845
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	538
5% 9/1/23	710	792
5% 9/1/25	785	894

TOTAL KANSAS		10,568

Kentucky - 0.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,442
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,070
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	8,805	8,815
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,423
5% 6/1/22	1,525	1,619
5% 6/1/24	1,655	1,791
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,043
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,345	7,319

TOTAL KENTUCKY		24,522

Louisiana - 2.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,145	9,320
5% 6/1/21 (FSA Insured)	4,890	5,236
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,630
Series 2014 D1, 5% 12/1/22	1,275	1,413
Series 2016 B:
5% 8/1/22	13,785	15,179
5% 8/1/23	6,115	6,863
Series 2016 D:
5% 9/1/22	6,220	6,860
5% 9/1/24	6,875	7,847
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,570
5% 7/1/22	980	1,072
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	328
5% 1/1/24 (b)	195	216
5% 1/1/25 (b)	195	218
5% 1/1/26 (b)	490	553
Series 2017 D2:
5% 1/1/23 (b)	390	426
5% 1/1/24 (b)	735	813
5% 1/1/25 (b)	490	548
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,899
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,847

TOTAL LOUISIANA		67,838

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,531
5% 7/1/22	1,810	1,992
5% 7/1/24	2,300	2,622

TOTAL MAINE		7,145

Maryland - 2.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,663
5% 7/1/25	3,380	3,892
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/19	2,400	2,429
4% 6/1/20	2,960	3,038
5% 6/1/21	1,640	1,744
5% 6/1/22	1,750	1,888
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	27,300	31,690
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	398
5% 7/1/22	880	955
5% 7/1/23	980	1,080
5% 7/1/24	1,955	2,178
5% 7/1/25	1,730	1,947
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	15,650	16,010
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	833
3% 11/1/25	625	616

TOTAL MARYLAND		72,361

Massachusetts - 2.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,115
Series 2016 A, 5% 7/15/22	1,240	1,372
Series 2016 I:
5% 7/1/21	490	523
5% 7/1/22	585	636
5% 7/1/23	660	729
5% 7/1/24	1,075	1,201
5% 7/1/25	980	1,108
5% 7/1/26	980	1,120
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,620	4,717
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	30,681
Series 2016 B, 5% 7/1/22	1,685	1,856
Series C, 5.5% 12/1/22	4,160	4,703
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,398
5% 7/1/25 (b)	1,115	1,274
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,490	3,522

TOTAL MASSACHUSETTS		57,955

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,787
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.166% 7/1/32 (a)(d)	3,980	3,817
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,200	1,221
5% 5/1/20	2,575	2,691
5% 5/1/21	2,105	2,253
5% 5/1/22	1,810	1,979
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,418
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,061
5% 5/15/24	540	600
5% 5/15/25	635	714
5% 5/15/26	610	692
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,225	1,229
5% 11/15/19	980	1,012
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,073
5% 4/15/23	1,320	1,473
5% 4/15/24	1,450	1,645
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,155	4,122
Series 2015 A:
5% 8/1/22	2,350	2,575
5% 8/1/23	3,715	4,142
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,390
5% 3/15/21	980	1,047
5% 3/15/22	2,280	2,491
5% 3/15/23	3,915	4,362
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,502
Series 2005 A4, 1.625%, tender 11/1/19 (a)	7,245	7,211
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,374
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,751
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,213
5% 11/1/23	1,335	1,497
5% 5/1/24	1,880	2,123
5% 11/1/24	1,955	2,223
5% 5/1/25	1,100	1,260
5% 11/1/25	1,195	1,377
5% 5/1/26	1,665	1,931
5% 11/1/26	1,155	1,336
5% 11/1/28	985	1,130
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,576
5% 9/1/23	490	547
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,250	2,289
5% 11/1/19	2,715	2,801
5% 5/1/20	3,550	3,710
5% 11/1/20	1,705	1,804
5% 5/1/21	4,020	4,307

TOTAL MICHIGAN		102,756

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,067
5% 1/1/23	980	1,089
Series 2014 B:
5% 1/1/21 (b)	2,240	2,374
5% 1/1/22 (b)	1,955	2,113
5% 1/1/23 (b)	980	1,077
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,271
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,257
5% 1/1/23	1,115	1,230
5% 1/1/24	1,560	1,747
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,066
5% 1/1/23	1,465	1,625
5% 1/1/24	980	1,105

TOTAL MINNESOTA		19,021

Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	295	298
5% 3/1/20	320	330
5% 3/1/21	390	409
5% 3/1/22	585	622
5% 3/1/23	980	1,055
5% 3/1/24	685	744
5% 3/1/25	710	778
5% 3/1/26	980	1,079

TOTAL MISSOURI		5,315

Nevada - 2.6%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,269
Series 2017 C, 5% 7/1/21 (b)	7,785	8,326
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,577
5% 6/15/23	1,285	1,425
Series 2016 D, 5% 6/15/23	10,000	11,088
Series 2017 A, 5% 6/15/22	2,800	3,062
Series 2017 C:
5% 6/15/21	9,030	9,685
5% 6/15/23	4,550	5,045
Humboldt County Nev Poll. Cont. Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.25%, tender 6/3/19 (a)	1,955	1,941
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	11,875	12,112
Series 2012 B, 5% 8/1/20	2,180	2,294
Series 2013 D1, 5% 3/1/24	2,640	2,940
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,251
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	5,990	5,952

TOTAL NEVADA		74,967

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (c)	1,010	1,014
Series 2017 C, 3.5% 7/1/22 (c)	335	335
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,311
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,391
Series 2012:
4% 7/1/20	2,645	2,714
4% 7/1/21	1,485	1,543
Series 2016:
5% 10/1/21	1,225	1,306
5% 10/1/23	1,640	1,794

TOTAL NEW HAMPSHIRE		16,408

New Jersey - 7.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,134
5% 2/15/21	2,445	2,586
5% 2/15/22	2,445	2,637
5% 2/15/23	2,770	3,033
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,027
5% 6/1/23 (FSA Insured)	1,230	1,350
5% 6/1/24 (FSA Insured)	980	1,088
Series 2005 K, 5.5% 12/15/19	7,855	8,145
Series 2011 EE:
5% 9/1/20	1,320	1,382
5% 9/1/20 (Escrowed to Maturity)	3,570	3,756
Series 2012 II:
5% 3/1/21	6,650	6,992
5% 3/1/22	6,155	6,570
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	7,985	8,085
Series 2013, 5% 3/1/23	5,870	6,339
Series 2014 PP, 5% 6/15/19	16,630	16,941
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (b)	2,130	2,348
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,224
5% 6/15/21	10,760	11,369
Series 2016 A:
5% 7/1/21	2,150	2,272
5% 7/1/22	6,160	6,614
5% 7/1/23	3,315	3,609
5% 7/1/24	7,740	8,521
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,491
5% 7/1/21	170	181
5% 7/1/22	170	184
5% 7/1/23	595	653
5% 7/1/24	985	1,091
5% 7/1/24	475	526
5% 7/1/24	1,200	1,360
5% 7/1/25	515	575
5% 7/1/26	170	191
5% 7/1/27	255	285
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	2,630	2,642
Series 2013:
5% 12/1/18 (b)	5,870	5,897
5% 12/1/19 (b)	3,765	3,878
Series 2017 1A:
5% 12/1/22 (b)	750	815
5% 12/1/23 (b)	1,930	2,119
Series 2017 1B, 5% 12/1/21 (b)	795	853
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 0.005% x 1 month U.S. LIBOR 1.94%, tender 1/1/21 (a)(d)	10,485	10,512
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	3,895	4,298
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	355	392
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.82% 1/1/21 (a)(d)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,785	3,914
Series 2012 AA, 5% 6/15/19	1,465	1,492
Series 2013 A:
5% 12/15/19	6,315	6,511
5% 6/15/20	17,605	18,364
Series 2016 A, 5% 6/15/27	3,960	4,412
Series 2018 A, 5% 6/15/24	5,000	5,509
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,100

TOTAL NEW JERSEY		203,438

New Mexico - 0.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,679
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,094

TOTAL NEW MEXICO		16,773

New York - 5.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	536
5% 7/1/24	1,810	2,041
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	638
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,740	3,148
5% 9/1/26	1,220	1,417
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,665	1,909
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	4,400	4,665
Series B:
5% 11/1/20	4,160	4,294
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,660	1,714
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	7,825	8,081
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	21,093
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,085	5,270
Series 2008 B2:
5% 11/15/19	6,050	6,254
5% 11/15/20	5,380	5,691
5% 11/15/21	3,915	4,245
Series 2012 B, 5% 11/15/22	1,955	2,162
Series 2012 D, 5% 11/15/18	2,460	2,469
Series 2012 E:
4% 11/15/19	1,710	1,749
4% 11/15/19 (Escrowed to Maturity)	2,200	2,251
5% 11/15/21	2,380	2,581
Series 2012 F, 5% 11/15/19	4,890	5,055
Series 2014 C, 5% 11/15/21	2,740	2,971
Series 2016 B, 5% 11/15/21	2,150	2,331
Series 2017 C, 4% 2/15/19	33,095	33,335
Series 2018 B, 5% 5/15/20	3,500	3,662
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	22,280	22,666
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,265	1,385
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,747

TOTAL NEW YORK		156,360

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/20	980	1,012
5% 6/1/19	1,275	1,301
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.95%, tender 12/17/18 (a)(b)	1,750	1,749
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	4,890	5,220
5% 3/1/22	3,580	3,908
5% 3/1/23	3,580	3,985
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,315
5% 1/1/23	1,465	1,624

TOTAL NORTH CAROLINA		24,114

Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,157
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,767
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,472
Series B, 5%, tender 8/15/20 (a)	38,935	40,467
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	547
5% 1/1/20 (FSA Insured)	415	430
5% 1/1/22 (FSA Insured)	1,295	1,406
5% 1/1/24 (FSA Insured)	1,175	1,316
5% 1/1/25 (FSA Insured)	1,225	1,387
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,252
5% 6/15/23	1,815	1,967
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,152
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,932
5% 12/1/20	2,155	2,272
5% 12/1/21	2,000	2,151
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,255	4,605
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,421
5% 1/1/21	2,640	2,807
5% 1/1/22	1,665	1,812
5% 1/1/23	1,955	2,171
5% 1/1/24	1,690	1,905
5% 1/1/25	2,035	2,326
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	635	674
5% 2/15/22	1,075	1,163
5% 2/15/23	2,075	2,281
5% 2/15/24	1,605	1,787
5% 2/15/25	1,675	1,886
5% 2/15/26	1,225	1,393

TOTAL OHIO		96,906

Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	552
5% 8/15/25	500	557
5% 8/15/26	800	898
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,778
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,308
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,565	1,669

TOTAL OKLAHOMA		7,762

Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	390
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	14,000	13,930

TOTAL OREGON		14,320

Pennsylvania - 1.5%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,355
Series B, 1.8%, tender 8/15/22 (a)	3,245	3,127
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	980	980
4% 10/1/19	645	654
5% 10/1/20	1,230	1,285
5% 10/1/23	190	208
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	2,260	2,287
5% 3/1/20	2,095	2,172
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 1.8%, tender 11/1/18 (a)(b)	6,800	6,799
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	3,220	3,168
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,860	1,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	335	347
5% 12/1/21	270	294
5% 12/1/22	835	925
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,224
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,255
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	555
Series 2017 B, 5% 7/1/24 (b)	2,445	2,737
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,313
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,110
5% 9/1/25	700	785
5% 9/1/26	750	848
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	360
5% 3/1/26 (FSA Insured)	260	295
5% 3/1/27 (FSA Insured)	250	286
5% 3/1/28 (FSA Insured)	245	281
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	195	199
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,165	1,189

TOTAL PENNSYLVANIA		43,033

Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A, 5% 5/15/19	1,465	1,492
Series 2016:
5% 5/15/20	645	671
5% 5/15/21	1,475	1,566
5% 5/15/22	1,955	2,113
5% 5/15/23	1,180	1,294
5% 5/15/24	2,300	2,552
5% 5/15/25	5,385	6,034
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	6,275	6,316
Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,710
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,820
5% 6/1/27	980	1,088

TOTAL RHODE ISLAND		33,656

South Carolina - 0.7%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,211
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,200
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,859
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,832
5% 12/1/26	1,075	1,205
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,033
Series 2014 C:
5% 12/1/22	1,075	1,172
5% 12/1/23	4,890	5,399

TOTAL SOUTH CAROLINA		19,911

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011, 5% 9/1/19 (Escrowed to Maturity)	1,230	1,263
Series 2014 B:
4% 11/1/19	390	398
4% 11/1/20	610	633
4% 11/1/21	490	515
5% 11/1/22	365	402

TOTAL SOUTH DAKOTA		3,211

Tennessee - 0.5%
Johnson City Health & Edl. Hosp. Rev. Series 2010 A, 6.5% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	1,745	1,876
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,827
5% 9/1/26	1,795	2,023
Sumner County Gen. Oblig. Series 2011, 5% 6/1/22	3,500	3,759
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,323

TOTAL TENNESSEE		15,808

Texas - 10.4%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,040
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	980	992
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	519
5% 1/1/22	1,465	1,583
5% 1/1/23	2,395	2,636
5% 1/1/24	3,295	3,674
5% 1/1/26	2,800	3,182
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,172
Series 2014 B3, 1.4%, tender 8/17/20(a)	3,485	3,433
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	15,883
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,802
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	1,955	2,017
5% 11/1/20	1,465	1,551
5% 11/1/21	2,935	3,177
5% 11/1/22	4,890	5,395
Series 2014 D, 5% 11/1/23 (b)	1,905	2,114
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	5,870	5,932
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	7,105
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,326
Series 2016:
5%, tender 2/15/22 (a)	150	164
5%, tender 2/15/22 (a)	9,630	10,468
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,565	1,565
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,340
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	1,735	1,708
Series D, 1.5%, tender 8/1/21 (a)	3,130	3,055
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,857
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,723
Harris County Flood Cont. District Series 2010 A, 5% 10/1/34 (Pre-Refunded to 10/1/20 @ 100)	1,500	1,586
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	1,955	2,124
Series 2018 A:
5% 7/1/23 (b)	750	833
5% 7/1/25 (b)	1,550	1,764
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,022
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,247
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,886
Humble Independent School District Series 2016 B, 5% 2/15/22	3,970	4,336
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,750
Lower Colorado River Auth. Rev. Series 2010 B, 5% 5/15/21	2,965	3,100
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,725
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.85%, tender 11/1/18 (a)(b)	6,100	6,099
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,729
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	2,705	2,634
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,647
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,315	8,313
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	16,800	18,351
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,100	4,421
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,795	5,792
2%, tender 6/1/21 (a)	11,865	11,749
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	7,932
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,031
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,909
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	980	1,036
5% 9/15/21	980	1,055
5% 9/15/22	3,365	3,689
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,317
Series 2012, 4% 5/15/19	1,465	1,483
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,602
5% 10/1/21	2,935	3,169
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	791
5% 8/15/23	980	1,092
Series 2013:
5% 9/1/19	640	657
5% 9/1/20	895	942
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,335	2,346
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,226
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,682
Series 2017 A, 5% 2/15/24	1,955	2,201
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	17,851
Texas Wtr. Dev. Board Rev. Series 2018 B:
5% 10/15/21 (e)	3,750	4,062
5% 4/15/22 (e)	5,500	6,023
5% 10/15/22 (e)	3,170	3,505
5% 4/15/23 (e)	4,000	4,468
5% 10/15/23 (e)	2,000	2,252
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,885
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,741
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	1,760	1,901
Series 2010, 5% 8/15/22	2,670	2,948
Series 2016 E, 5% 8/15/22	1,495	1,651

TOTAL TEXAS		301,968

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,615
Virginia - 1.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	607
5% 7/15/21	390	416
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	2,150	2,359
Fairfax County Gen. Oblig. 5% 10/1/21	2,935	3,187
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,532
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,595
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,310
5% 6/15/25	980	1,095
5% 6/15/26	1,680	1,893
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	3,695	4,080
Series 2016 A, 5% 8/1/22	5,230	5,775
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	11,525	12,713
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,445	2,440

TOTAL VIRGINIA		41,002

Washington - 1.3%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,345	1,393
5% 1/1/21	1,825	1,939
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (b)	2,870	3,027
5% 10/1/21 (b)	2,720	2,927
5% 10/1/22 (b)	2,445	2,677
5% 10/1/23 (b)	2,965	3,301
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	203
4% 1/1/21 (Escrowed to Maturity)	1,760	1,833
5% 1/1/21	1,730	1,838
Series 2017:
5% 1/1/22	785	855
5% 1/1/25	660	756
5% 1/1/26	390	453
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,165	2,368
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,098
5% 8/15/26	1,955	2,204
5% 8/15/27	2,125	2,409
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	8,390	9,112

TOTAL WASHINGTON		38,393

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,610	6,468
1.9%, tender 4/1/19 (a)	6,150	6,136

TOTAL WEST VIRGINIA		12,604

Wisconsin - 1.4%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,145	3,413
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,373
5% 12/1/22 (b)	1,440	1,574
5.25% 12/1/23 (b)	1,505	1,686
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/19 (c)	340	345
5% 5/15/23 (c)	365	394
Series 2017 B-1 3.95% 11/15/24 (c)	210	212
Series 2017 B-2, 3.5% 11/15/23 (c)	275	276
Series 2017 B-3, 3% 11/15/22 (c)	370	370
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.8%, tender 11/1/18 (a)(b)	9,500	9,498
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B:
5%, tender 1/25/23 (a)	8,000	8,830
5%, tender 1/31/24 (a)	8,810	9,870
Series 2014:
4% 5/1/19	280	282
5% 5/1/20	400	414
5% 5/1/21	625	659
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,480

TOTAL WISCONSIN		40,676

TOTAL MUNICIPAL BONDS
(Cost $2,769,791)		2,748,900

Municipal Notes - 2.8%
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.74% 10/5/18 (a)(f)	13,990	$13,990
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	2,250	2,250
New Jersey - 0.8%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	2,800	2,801
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	2,100	2,101
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	9,129	9,150
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	2,479	2,479
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	7,923	7,929

TOTAL NEW JERSEY		24,460

New York - 1.2%
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	16,130	16,141
Gloversville School District BAN Series 2017, 2.25% 10/19/18	3,620	3,621
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	8,400	8,426
Schoharie County BAN Series 2017, 2.5% 11/8/18	5,870	5,874

TOTAL NEW YORK		34,062

South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.76% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,355	7,355
TOTAL MUNICIPAL NOTES
(Cost $82,158)		82,117
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $2,851,949)		2,831,017
NET OTHER ASSETS (LIABILITIES) - 2.8%		81,267
NET ASSETS - 100%		$2,912,284

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,770,000 or 0.6% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$31
Total	$31

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2018

CMB-QTLY-1118
1.967799.104

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 43.8%
	Principal Amount	Value
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A, 3% 3/1/19	$410,000	$411,369
Series 2016 B, 5% 3/1/19	670,000	677,725
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	4,065,000	4,065,000
Series 2009 E, 1.85%, tender 3/24/20 (a)	1,570,000	1,547,879

TOTAL ALABAMA		6,701,973

Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	440,000	461,960
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 C, 5% 1/1/21	810,000	855,959

TOTAL ALASKA		1,317,919

Arizona - 0.6%
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	6,615,000	6,542,169
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	809,660
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	2,360,000	2,444,346

TOTAL ARIZONA		9,796,175

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,307,080
California - 0.7%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 A, 0.004% x 1 month U.S. LIBOR 1.941%, tender 8/1/21 (a)(c)	12,670,000	12,673,168
Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	193,847
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,160,000	8,290,560
Series 2017C-2, 5%, tender 3/1/22 (a)	15,000	16,082
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	1,060,000	1,092,372
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,480,000	3,417,290
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,246,921
Series 2015 A:
2.35% 9/1/20	300,000	301,116
5% 9/1/20	845,000	889,903

TOTAL COLORADO		15,448,091

Connecticut - 4.8%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	1,245,000	1,270,523
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.66% 5/15/19 (a)(c)	3,720,000	3,739,604
Series 2011 D:
5% 11/1/18	245,000	245,588
5% 11/1/19	1,880,000	1,934,652
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.66% 4/15/19 (a)(c)	1,505,000	1,511,908
SIFMA Municipal Swap Index + 1.250% 2.81% 4/15/20 (a)(c)	9,665,000	9,782,043
Series 2012 C:
5% 6/1/19	370,000	376,978
5% 6/1/20	1,940,000	2,021,073
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.48% 9/15/19 (a)(c)	1,870,000	1,883,950
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.11% 3/1/19 (a)(c)	795,000	795,827
SIFMA Municipal Swap Index + 0.650% 2.21% 3/1/20 (a)(c)	220,000	220,634
5% 10/15/19	1,040,000	1,069,120
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.44% 8/15/19 (a)(c)	745,000	749,738
5% 8/15/20	560,000	586,130
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.05% 3/1/19 (a)(c)	310,000	310,264
Series 2014 C, 5% 6/15/20	1,155,000	1,204,376
Series 2014 E, 5% 9/1/19	1,245,000	1,275,888
Series 2014 H, 5% 11/15/18	235,000	235,834
Series 2015 E, 5% 8/1/19	570,000	582,905
Series 2015 F, 5% 11/15/20	530,000	558,297
Series 2016 B:
5% 5/15/19	2,240,000	2,280,566
5% 5/15/20	1,495,000	1,556,101
5% 5/15/21	5,345,000	5,684,408
Series 2016 E:
4% 10/15/19	2,565,000	2,610,708
5% 10/15/20	3,460,000	3,638,398
Series 2016 G:
5% 11/1/18	1,600,000	1,603,840
5% 11/1/19	1,620,000	1,667,093
Series 2017 A, 5% 4/15/20	7,935,000	8,243,037
Series 2017 B:
5% 4/15/19	1,880,000	1,909,610
5% 4/15/20	300,000	311,646
Series 2018 A, 5% 4/15/20	1,315,000	1,366,048
Series 2018 B:
5% 4/15/21	3,285,000	3,488,079
5% 4/15/22	1,315,000	1,419,569
Series A, 5% 2/15/21	4,425,000	4,469,162
Series D, SIFMA Municipal Swap Index + 1.020% 2.58% 8/15/20 (a)(c)	1,935,000	1,954,408
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	2,025,000	2,021,983
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.966%, tender 10/1/18 (a)(c)	3,125,000	3,125,156
Series 2016 CT, 3% 12/1/19	445,000	449,726
Series A, 5% 7/1/20	1,400,000	1,467,774
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chelsea Ln. Prog.) Series 2013 A, 4% 11/15/18 (b)	600,000	601,050
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2014 A, 5% 9/1/20	420,000	440,299
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (b)	725,000	739,210
5% 6/15/20 (b)	920,000	961,060
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	185,000	192,459
5% 3/1/21 (FSA Insured)	255,000	271,134
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	480,000	486,605

TOTAL CONNECTICUT		83,314,461

District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/18 (b)	150,000	150,000
Florida - 2.1%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (b)	540,000	550,395
Series 2012 Q1, 4% 10/1/18	100,000	100,000
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/21 (b)	645,000	690,782
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/19	4,085,000	4,163,391
Series 2012 A1:
5% 6/1/19	5,305,000	5,406,803
5% 6/1/21	7,885,000	8,450,828
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C, 5% 10/1/18	205,000	205,000
Florida Muni. Pwr. Agcy. Rev. Series 2008, 5% 10/1/18	370,000	370,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 B, 4.25% 10/1/18 (b)	125,000	125,000
Series 2016, 5% 10/1/20 (b)	150,000	158,345
Lakeland Hosp. Sys. Rev. Series 2016:
4% 11/15/18	370,000	370,870
5% 11/15/19	195,000	201,176
Lee County Arpt. Rev. Series 2010A, 5.5% 10/1/18 (FSA Insured) (b)	780,000	780,000
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/21 (b)	710,000	762,441
Series 2017 B, 5% 10/1/19 (b)	3,905,000	4,014,613
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,560,000	1,567,160
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,210,000	1,233,631
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	411,204
Series 2014 D, 5% 11/1/20	485,000	512,461
Series 2015 A:
5% 5/1/20	2,270,000	2,372,127
5% 5/1/21	885,000	945,897
Series 2016 C, 5% 2/1/20	1,360,000	1,411,816
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	260,000	264,300
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	745,000	765,391
Series 2013, 5% 10/1/20 (b)	490,000	515,387
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/19	375,000	384,788
5% 9/1/20	435,000	457,529

TOTAL FLORIDA		37,191,335

Georgia - 1.4%
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	855,000	873,648
5% 7/1/20	560,000	587,406
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	95,000	96,508
5% 4/1/20	130,000	135,528
5% 4/1/21	300,000	319,773
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	110,000	110,661
5% 4/1/20	110,000	114,677
5% 4/1/21	245,000	261,148
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	388,108
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	355,000	355,831
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	400,000	403,060
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	140,000	140,312
Series 2008 A:
5.25% 1/1/19	415,000	418,175
5.25% 1/1/21	400,000	424,508
Series 2009 B, 5% 1/1/20	9,825,000	10,157,576
Series 2011 A:
5% 1/1/19	2,170,000	2,185,277
5% 1/1/20	775,000	801,234
5% 1/1/21	585,000	617,666
Series 2015 A:
5% 1/1/20	290,000	299,817
5% 1/1/21	745,000	786,601
Series 2016 A:
4% 1/1/19	650,000	652,990
4% 1/1/21	820,000	847,962
5% 1/1/19	1,115,000	1,122,850
Series GG:
5% 1/1/20	355,000	367,240
5% 1/1/21	635,000	671,887
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	350,000	352,104
3% 4/1/20	110,000	111,452
3% 4/1/21	100,000	101,763
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	99,039
5% 4/1/21	240,000	255,818

TOTAL GEORGIA		24,060,619

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	445,000	467,010
5% 7/15/21	660,000	709,097

TOTAL IDAHO		1,176,107

Illinois - 3.7%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	745,000	788,612
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,675,598
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/19	325,000	327,483
Series 2015 A, 5% 1/1/19 (b)	355,000	357,623
Chicago Park District Gen. Oblig. Series 2011 B, 4% 1/1/19	200,000	200,914
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/19	700,000	712,502
Series 2017:
4% 6/1/19	1,070,000	1,082,102
5% 6/1/20	2,050,000	2,139,442
5% 6/1/21	975,000	1,037,147
Cook County Gen. Oblig.:
Series 2014 A, 5% 11/15/18	1,595,000	1,600,630
Series 2018:
3% 11/15/18	1,425,000	1,426,653
5% 11/15/19	1,115,000	1,149,052
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,110,242
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	1,415,000	1,459,176
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	1,300,000	1,346,878
Series 2008 A2, 5%, tender 2/12/20 (a)	1,165,000	1,209,433
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,066,106
Series 2008 D, 5.5% 11/1/18	660,000	661,861
Series 2012 A, 5% 5/15/19	485,000	492,847
Series 2015 A, 5% 11/15/18	1,000,000	1,003,480
Series 2016 A:
5% 7/1/19	445,000	453,936
5% 8/15/19	370,000	377,093
Series 2016 D, 5% 2/15/20	1,475,000	1,531,802
Series 2016:
4% 11/15/18	280,000	280,627
5% 11/15/19	260,000	267,972
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	485,000	492,498
Series 2010, 5% 1/1/19 (FSA Insured)	2,900,000	2,919,198
Series 2012, 5% 3/1/19	300,000	302,946
Series 2016, 5% 6/1/19	350,000	355,411
Series 2017 B, 5% 11/1/19	9,000,000	9,220,770
Series 2018 A, 5% 5/1/19	8,500,000	8,615,600
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	447,609
Series 2015 A, 5% 2/1/21	980,000	1,041,289
Illinois Reg'l. Trans. Auth.:
Series 2010A, 5% 7/1/20	1,305,000	1,347,869
Series 2011 A, 5% 6/1/19 (FSA Insured)	3,055,000	3,112,403
Series 2014 A, 5% 6/1/19	585,000	595,992
Series 2017 A:
5% 7/1/20	520,000	544,622
5% 7/1/21	520,000	555,859
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	865,000	869,264
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/19	3,250,000	3,306,745
5.125% 6/1/19	1,110,000	1,130,280
5.25% 6/1/20	1,535,000	1,605,119
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 A, 5% 10/1/18	460,000	460,000
Series 2016 A, 4% 8/15/19	500,000	507,740
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/19	620,000	630,218
Series 2001 B, 5.5% 4/1/19	315,000	320,191

TOTAL ILLINOIS		64,140,834

Indiana - 0.6%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	349,850
Indiana Fin. Auth. Hosp. Rev. Series 2017 A, 5% 11/1/18	670,000	671,648
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/19	185,000	186,245
4% 9/1/20	370,000	381,566
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2011 B, 5% 10/1/18	650,000	650,000
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	1,210,000	1,219,849
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	1,445,000	1,455,173
Series 2016, 5% 1/1/20 (b)	2,000,000	2,067,700
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	2,510,000	2,666,072

TOTAL INDIANA		9,648,103

Kansas - 0.1%
Johnson County Unified School District # 233 Series 2016 A, 5% 9/1/20	930,000	981,038
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	1,270,000	1,312,431

TOTAL KANSAS		2,293,469

Kentucky - 2.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	603,229
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	12,000,000	11,870,400
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	165,416
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	465,000	469,766
Series D:
5% 5/1/20	3,645,000	3,796,814
5% 5/1/21	555,000	590,886
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	835,000	893,801
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,100,117
Series 2010, 5% 8/1/20	600,000	628,638
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,586,940
(Proj. No. 98) Series 2010, 4% 8/1/19	675,000	685,098
(Proj. No. 99) Series 2010 A, 5% 11/1/18	500,000	501,245
Series 2015 B, 5% 8/1/19	1,820,000	1,862,115
Series 2016 B, 5% 11/1/19	2,110,000	2,172,709
Series 2016, 3% 4/1/21	775,000	786,207
Series B, 5% 8/1/21	520,000	556,327
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,291,190
Louisville & Jefferson County:
(Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,453,729
Series 2016 A, 5% 10/1/18	2,250,000	2,250,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,245,000	2,236,940
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,567,445

TOTAL KENTUCKY		42,069,012

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	835,000	851,024
5% 6/1/20	4,450,000	4,652,342
5% 6/1/21 (FSA Insured)	1,600,000	1,713,104
Louisiana Gen. Oblig. Series 2016 A, 5% 9/1/20	1,625,000	1,715,431
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	554,523
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	745,000	770,233
Series 2009 A:
5% 7/1/19	1,380,000	1,409,270
5.25% 7/1/20	2,530,000	2,660,118
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	559,780
Series 2017 D1:
5% 1/1/19	445,000	448,355
5% 1/1/20	745,000	771,813
Series 2017 D2:
5% 1/1/19 (b)	560,000	564,082
5% 1/1/20 (b)	150,000	155,022
5% 1/1/21 (b)	370,000	390,994
5% 1/1/22 (b)	655,000	705,108
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	4,525,000	4,609,753
5% 5/15/20	1,135,000	1,185,632
5% 5/15/21	930,000	992,226

TOTAL LOUISIANA		24,708,810

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	261,178
Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	370,000	383,594
Massachusetts Dev. Fin. Agcy. Rev. (Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	802,707
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/21 (b)	1,550,000	1,658,175
Series 2017 A:
3% 7/1/19 (b)	185,000	186,156
4% 7/1/20 (b)	280,000	288,341
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,646,418
Series 2007 A, 3 month U.S. LIBOR + 0.460% 2.03% 11/1/18 (a)(c)	1,025,000	1,025,072
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.16% 2/1/20 (a)(c)	13,020,000	13,079,632
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	429,190

TOTAL MASSACHUSETTS		21,499,285

Michigan - 3.1%
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	262,571
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	293,228
5% 10/1/20	400,000	422,332
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	370,000	375,435
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	1,560,000	1,587,035
5% 5/1/19 (FSA Insured)	335,000	340,806
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	975,000	1,012,011
Huron Valley School District Series 2011, 5% 5/1/21	1,475,000	1,574,577
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	570,000	579,878
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	745,000	757,285
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	497,096
Lake Orion Cmnty. School District 5% 5/1/19	670,000	681,692
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	415,000	419,615
4% 5/1/20	905,000	930,865
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	745,000	757,695
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	396,418
Bonds 1.1%, tender 8/15/19 (a)	975,000	967,220
Series 2010 A, 5% 12/1/18	445,000	447,158
Series 2015 A, 5% 5/15/19	355,000	361,315
Series 2015, 5% 12/1/19	2,490,000	2,573,390
Series 2016:
3% 1/1/19	75,000	75,152
3% 1/1/20	110,000	110,966
5% 11/15/18	975,000	978,335
5% 11/15/19	495,000	510,177
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	3,720,000	3,768,174
5% 3/15/20	815,000	848,757
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	2,930,000	2,917,987
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,553,865
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	530,000	539,249
5% 5/1/20	630,000	659,049
Portage Pub. Schools Series 2016:
5% 5/1/19	465,000	473,193
5% 5/1/20	500,000	522,815
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	285,000	290,073
Royal Oak City School District Series 2018, 4% 5/1/20	300,000	309,192
Warren Consolidated School District Series 2016, 4% 5/1/19	745,000	753,284
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (b)	7,495,000	7,531,426
Series 2011 A, 5% 12/1/19 (b)	1,225,000	1,263,159
Series 2017 A:
5% 12/1/19	930,000	960,383
5% 12/1/20	445,000	472,341
Series 2017 B:
5% 12/1/18 (b)	300,000	301,458
5% 12/1/19 (b)	490,000	505,038
5% 12/1/20 (b)	535,000	565,308
Western Michigan Univ. Rev. Series 2011, 5% 11/15/18	520,000	521,914
Ypsilanti School District Series A, 4% 5/1/19	1,375,000	1,390,290
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,366,765

TOTAL MICHIGAN		53,425,972

Minnesota - 0.0%
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	660,000	656,608
Missouri - 0.0%
Kansas City Santn Swr. Sys. R Series 2018 B, 5% 1/1/20 (d)(e)	300,000	311,163
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	616,226

TOTAL MISSOURI		927,389

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	780,000	788,221
5% 2/15/20	1,290,000	1,339,136

TOTAL MONTANA		2,127,357

Nevada - 0.8%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	2,445,000	2,557,348
Series 2017 C, 5% 7/1/21 (b)	4,830,000	5,165,782
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,080,000	3,041,161
Clark County School District:
Series 2007 A, 4.5% 6/15/19	250,000	254,528
Series 2012 A, 5% 6/15/19	980,000	1,000,384
Series 2015 D, 5% 6/15/20	440,000	460,693
Series 2016 A, 5% 6/15/21	425,000	455,813
Series 2017 B, 5% 6/15/19	595,000	607,376
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,040,000	1,033,469

TOTAL NEVADA		14,576,554

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	463,381
3% 10/1/21	570,000	576,532
Series 2016:
3% 10/1/18	835,000	835,000
3% 10/1/20	820,000	828,102

TOTAL NEW HAMPSHIRE		2,703,015

New Jersey - 5.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	6,735,000	6,911,053
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	391,000	400,916
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	295,000	299,578
Series 2009 AA, 5.25% 12/15/20	745,000	759,364
Series 2011 EE, 4.5% 9/1/20	170,000	176,441
Series 2017 B, 5% 11/1/19	2,480,000	2,549,663
Series 2013, 5% 3/1/20	3,030,000	3,139,686
Series 2014 PP, 5% 6/15/19	985,000	1,003,400
Series 2017 DDD:
5% 6/15/19	370,000	376,912
5% 6/15/20	370,000	385,943
Series EE, 5.25% 9/1/19	1,370,000	1,405,935
Series PP, 5% 6/15/20	150,000	156,464
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	374,846
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	445,000	455,573
Series 2014, 5% 6/1/19	465,000	473,612
Series 2016 T:
5% 6/1/19	500,000	509,260
5% 6/1/20	510,000	532,680
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2010, 5% 1/1/19	165,000	166,257
Series 2016 A, 5% 7/1/19	300,000	306,453
Series 2016:
5% 7/1/19	755,000	771,293
5% 7/1/20	1,500,000	1,572,870
4% 7/1/19 (Escrowed to Maturity)	180,000	182,599
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	1,085,000	1,090,002
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,900,188
Series 2013, 5% 12/1/19 (b)	500,000	515,050
Series 2014 1A:
5% 12/1/20 (b)	6,000,000	6,317,760
5% 12/1/21 (b)	4,500,000	4,825,845
Series 2016 1A, 5% 12/1/21 (b)	2,000,000	2,144,820
Series 2017 1B:
5% 12/1/19 (b)	1,970,000	2,029,297
5% 12/1/20 (b)	2,725,000	2,869,316
Series 2018 B:
5% 12/1/20 (b)	1,875,000	1,974,300
5% 12/1/21 (b)	1,290,000	1,383,409
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	2,210,000	2,252,852
5% 6/1/20	1,950,000	2,038,667
5% 6/1/21	4,890,000	5,225,210
5% 6/1/22	55,000	59,844
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.82% 1/1/21 (a)(c)	485,000	485,296
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	205,000	213,177
Series 2010 D, 5% 12/15/18	150,000	150,851
Series 2013 A:
5% 12/15/19	195,000	201,063
5% 6/15/20	695,000	724,948
Series 2013 AA, 5% 6/15/19	355,000	361,631
Series 2016 A, 5% 6/15/20	10,485,000	10,949,381
Series 2018 A:
4% 6/15/20	575,000	590,922
5% 6/15/21	6,530,000	6,915,205
5% 6/15/22	11,015,000	11,841,125
Series AA, 5% 6/15/20	125,000	130,386
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/19	1,545,000	1,585,989

TOTAL NEW JERSEY		96,687,332

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,475,324
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,287,195

TOTAL NEW MEXICO		2,762,519

New York - 0.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/19 (FSA Insured)	400,000	394,412
New York City Gen. Oblig. Series 2015 F, SIFMA Municipal Swap Index + 0.650% 2.21% 2/15/19 (a)(c)	745,000	745,775

TOTAL NEW YORK		1,140,187

North Carolina - 0.1%
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	341,916
Series 2012 A, 5% 1/1/19	485,000	488,768
Series C, 5% 1/1/21	355,000	357,588

TOTAL NORTH CAROLINA		1,188,272

Ohio - 1.8%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.31%, tender 5/1/20 (a)(c)	9,670,000	9,672,321
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,713,052
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,449,974
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	673,683
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	150,000	152,132
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	154,677
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.78% 12/1/20 (a)(c)	15,305,000	15,289,695
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	880,000	912,921
Univ. of Akron Gen. Receipts Series 2010 A:
5% 1/1/19 (Escrowed to Maturity)	290,000	292,245
5% 1/1/19 (FSA Insured)	265,000	266,985

TOTAL OHIO		30,577,685

Oklahoma - 0.1%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/18	260,000	260,000
5% 10/1/19	345,000	354,788
5% 10/1/21	510,000	546,904

TOTAL OKLAHOMA		1,161,692

Oregon - 0.0%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	260,000	264,818
Series 2011 C, 5% 10/1/20	310,000	327,369

TOTAL OREGON		592,187

Pennsylvania - 3.4%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,377,531
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	1,450,000	1,459,817
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	780,000	794,219
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	445,781
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	370,000	370,000
4% 10/1/19	745,000	758,820
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	145,000	145,481
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	372,694
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/19	130,000	130,857
Pennsylvania Gen. Oblig.:
Series 2010 A:
5% 5/1/19	700,000	712,131
5% 5/1/20	575,000	600,507
Series 2016:
5% 1/15/19	240,000	242,117
5% 9/15/20	1,030,000	1,085,836
5% 1/15/21	420,000	445,969
5% 1/15/22	2,785,000	3,018,829
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.71% 12/1/19 (a)(c)	1,170,000	1,177,020
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 2.21% 12/1/18 (a)(c)	2,960,000	2,961,006
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.91% 12/1/20 (a)(c)	5,100,000	5,100,204
SIFMA Municipal Swap Index + 0.430% 1.99% 12/1/21 (a)(c)	10,010,000	10,010,100
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	1,425,000	1,489,325
Series 2011 A, 5% 6/15/21 (b)	510,000	543,930
Series 2015 A, 5% 6/15/19 (b)	890,000	907,880
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/19	1,050,000	1,074,476
5% 8/1/20	1,835,000	1,925,612
5% 8/1/21	1,550,000	1,661,352
Series 2016 14:
5% 10/1/19	3,715,000	3,818,166
5% 10/1/20	1,345,000	1,416,029
Series 2017 15, 4% 8/1/20	370,000	381,674
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	460,000	460,865
4% 12/15/19	245,000	250,258
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	159,054
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010B:
5% 11/15/18	420,000	421,512
5% 11/15/19	600,000	619,410
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	280,000	285,205
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.8% 9/15/21 (a)(c)	12,700,000	12,700,127

TOTAL PENNSYLVANIA		59,323,794

Rhode Island - 0.1%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/21 (b)	500,000	534,005
Tobacco Setlement Fing. Corp. Series 2015 A, 5% 6/1/21	765,000	817,234

TOTAL RHODE ISLAND		1,351,239

South Carolina - 0.9%
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	4,645,000	4,811,012
Series 2017 A, 5% 1/1/19	410,000	413,042
Series 2017 B, 4% 1/1/19	600,000	602,982
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,170,000	1,175,768
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	580,882
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20 (Escrowed to Maturity)	225,000	230,540
5% 1/1/19 (Escrowed to Maturity)	455,000	458,467
Series 2011 B:
4% 12/1/19 (Escrowed to Maturity)	600,000	613,866
4% 12/1/20 (Escrowed to Maturity)	2,130,000	2,216,968
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	195,000	199,506
Series 2015 C, 5% 12/1/19 (Escrowed to Maturity)	3,620,000	3,745,071

TOTAL SOUTH CAROLINA		15,048,104

Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	370,000	370,751
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	1,950,000	1,996,917
Series 2011 C, 5% 7/1/19 (b)	210,000	214,280
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,375,000	2,337,475

TOTAL TENNESSEE		4,919,423

Texas - 1.8%
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	405,456
5% 10/1/20	675,000	709,432
5% 10/1/21	810,000	868,855
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	500,000	507,630
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,610,000	1,627,517
5% 2/15/20	980,000	1,017,603
5% 2/15/22	1,000,000	1,085,340
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 F, 5% 11/1/20 (b)	600,000	632,970
Series 2013 E, 5% 11/1/18 (b)	7,600,000	7,618,240
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,350,000	1,392,606
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.14%, tender 12/1/19 (a)	2,530,000	2,534,782
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.375%, tender 6/1/20 (a)(c)	1,935,000	1,948,719
Series 2013 A, 4% 12/1/18	675,000	677,342
Series 2015, 5% 10/1/20	600,000	632,892
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	1,325,000	1,420,029
Series 2011 A, 5% 7/1/19 (b)	805,000	822,436
Series 2018 A, 5% 7/1/21 (b)	525,000	562,653
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	388,400
5% 10/15/21	185,000	198,048
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/18 (b)	585,000	586,404
5% 11/1/19 (b)	745,000	767,953
Lower Colorado River Auth. Rev.:
Series 2010 A, 5% 5/15/20	2,500,000	2,615,600
Series 2010:
5% 5/15/20	240,000	251,098
5% 5/15/21	1,255,000	1,312,215
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	705,000	720,905
Royse City Independent School District Series 2014, 0% 2/15/20	415,000	402,430

TOTAL TEXAS		31,707,555

Virginia - 1.2%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,225,000	2,216,701
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,390,000	1,386,233
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,170,000	4,154,446
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	255,000	256,841
5% 1/1/20	370,000	382,850
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,240,000	8,176,387
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,135,000	2,127,036
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	1,660,000	1,656,763

TOTAL VIRGINIA		20,357,257

Washington - 0.5%
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/20	685,000	712,516
Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,666,975
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,566,669
Washington Gen. Oblig. Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	975,000	970,486
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	950,000	976,372
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	812,886
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	350,000	377,853
Series 2012 A, 5% 10/1/19	500,000	514,485

TOTAL WASHINGTON		9,598,242

West Virginia - 1.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	16,300,000	16,234,311
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22 (d)	4,455,000	4,451,659
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	185,000	185,194
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,320,000	2,270,213
1.9%, tender 4/1/19 (a)	395,000	394,123

TOTAL WEST VIRGINIA		23,535,500

Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	520,000	522,657
5% 12/1/19 (b)	1,810,000	1,868,300
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	300,000	303,771
5% 7/1/21	300,000	319,863
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,210,000	4,393,682
5%, tender 6/1/21 (a)	3,995,000	4,257,112
Series 2013 B, 4%, tender 5/30/19 (a)	3,755,000	3,803,515
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.01%, tender 7/27/22 (a)(c)	8,060,000	8,060,000
Series 2013 A, 5% 11/15/18	355,000	356,310

TOTAL WISCONSIN		23,885,210

TOTAL MUNICIPAL BONDS
(Cost $761,637,130)		758,010,712

Municipal Notes - 52.8%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.75% 10/5/18, VRDN (a)(b)	2,158,000	$2,158,000
California - 1.2%
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.91% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	7,200,000	7,200,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.81% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	4,960,000	4,960,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZM 06 41, 1.81% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	5,600,000	5,600,000
Series Floaters ZM 06 44, 1.81% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	2,835,000	2,835,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.9% 10/5/18, LOC Deutsche Bank AG, VRDN (a)(b)	920,000	920,000

TOTAL CALIFORNIA		21,515,000

Colorado - 2.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.91% 10/5/18, LOC Deutsche Bank AG, VRDN (a)	2,380,000	2,380,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 96, 1.86% 10/5/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	25,000,000	25,000,000
Series Floaters XL 00 83, 1.86% 10/5/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	12,500,000	12,500,000
Series Floaters ZF 06 88, 1.86% 10/5/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	2,600,000	2,600,000

TOTAL COLORADO		42,480,000

Connecticut - 0.5%
Derby Gen. Oblig. BAN Series 2018, 2.75% 10/25/18	8,500,000	8,504,930
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.77% 10/1/18, VRDN (a)(b)	13,900,000	13,900,000
Florida - 1.9%
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 1.73% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	220,000	220,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XL 00 51, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	33,538,000	33,538,000

TOTAL FLORIDA		33,758,000

Georgia - 2.2%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) 1.94% 10/1/18, VRDN (a)	2,500,000	2,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.93% 10/1/18, VRDN (a)	4,575,000	4,575,000
Second Series 1995, 1.94% 10/1/18, VRDN (a)	3,200,000	3,200,000
Series 2012, 1.96% 10/1/18, VRDN (a)(b)	14,190,000	14,190,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.94% 10/1/18, VRDN (a)	13,200,000	13,200,000

TOTAL GEORGIA		37,665,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.81% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	1,116,000	1,116,000
Illinois - 2.8%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.74% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	12,925,000	12,925,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	8,675,000	8,675,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.01% 10/5/18 (Liquidity Facility Citibank NA) (a)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(f)	9,080,500	9,080,500
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.79% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.81% 10/5/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	6,621,500	6,621,500

TOTAL ILLINOIS		47,997,000

Indiana - 0.1%
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	1,600,000	1,603,216
Iowa - 0.5%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 1.91% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	9,100,000	9,100,000
Kentucky - 0.2%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.76% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,165,000	4,165,000
Louisiana - 1.8%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000
Series Floaters XL 00 46, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	19,351,500	19,351,500
Series Floaters ZM 05 58, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000

TOTAL LOUISIANA		30,511,500

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.82% 10/5/18, LOC TD Banknorth, NA, VRDN (a)(b)	380,000	380,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.81% 10/5/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,070,000	2,070,000
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.76% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	4,959,000	4,959,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.81% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	11,800,000	11,800,000
Nahant BAN Series 2018 A, 3% 6/28/19	1,700,000	1,708,534
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	893,000	893,107

TOTAL MASSACHUSETTS		19,360,641

Michigan - 0.3%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.71% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,415,000	4,415,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 1.75% 10/5/18, VRDN (a)(b)	900,000	900,000
Nevada - 1.0%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.76% 10/5/18 (Liquidity Facility Citibank NA) (a)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.78% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	340,000	340,000

TOTAL NEVADA		16,590,000

New Jersey - 12.2%
Bloomingdale BAN Series 2018, 3% 3/5/19	6,868,381	6,895,305
Borough of Riverdale BAN Series 2018, 3% 9/13/19	4,050,000	4,083,332
Caldwell BAN Series 2018, 3% 2/20/19	4,843,417	4,860,902
Carteret Gen. Oblig. BAN:
Series 2017, 2.5% 10/25/18	1,116,000	1,116,480
Series 2018, 2.75% 2/1/19	10,714,000	10,740,999
East Brunswick Township Gen. Oblig. BAN Series 2018, 3% 3/14/19	8,975,000	9,016,375
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	24,370,000	24,501,111
Gloucester Township BAN Series 2018 B, 3% 6/20/19	20,094,801	20,212,757
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	5,300,000	5,327,507
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	820,000	820,402
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	2,900,000	2,901,566
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	6,300,000	6,330,177
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	23,534,415	23,594,663
Maple Shade Township BAN Series 2018:
3% 6/27/19	5,607,877	5,645,842
3% 6/27/19	7,900,000	7,953,483
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	5,200,000	5,230,212
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	5,128,000	5,170,768
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.76% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,300,000	7,300,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.81% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	26,721,000	26,721,000
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	8,550,000	8,598,051
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	1,042,000	1,042,000
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,700,000	3,721,312
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	3,274,000	3,276,456
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	16,856,000	16,954,270

TOTAL NEW JERSEY		212,014,970

New York - 7.1%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	19,900,000	20,017,609
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	6,695,000	6,699,753
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	11,400,000	11,466,918
Eden BAN Series 2018, 3% 3/7/19	5,830,000	5,854,195
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	5,000,000	5,031,150
Geneva BAN Series 2018, 3% 5/8/19	10,500,000	10,554,285
Gloversville School District BAN Series 2017, 2.25% 10/19/18	1,490,000	1,490,328
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	3,987,414	3,999,695
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.82% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,075,000	5,075,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.86% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,250,000	4,250,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	8,400,000	8,451,492
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	7,450,000	7,481,141
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 1.8% 10/5/18, LOC RBS Citizens NA, VRDN (a)	2,540,000	2,540,000
Schoharie County BAN Series 2017, 2.5% 11/8/18	2,390,000	2,391,769
Sidney Cent School District BAN Series 2018, 3% 7/10/19	4,798,077	4,825,474
South Glens Falls Central School District BAN Series 2018 B, 3% 7/26/19	1,099,950	1,108,200
Troy Rensselaer County BAN:
Series 2018 A, 2.75% 2/8/19	8,771,733	8,792,961
Series B, 3% 8/2/19	12,440,695	12,514,220
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.94% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	355,000	355,000
1.94% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	205,000	205,000

TOTAL NEW YORK		123,104,190

North Carolina - 0.4%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.74% 10/5/18, VRDN (a)(b)	3,300,000	3,300,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)(g)	4,040,000	4,040,000

TOTAL NORTH CAROLINA		7,340,000

Ohio - 2.6%
Belmont County BAN Series 2018 A, 3% 4/18/19	4,200,000	4,224,318
Lorain County Gen. Oblig. BAN Series 2017, 2% 11/7/18	1,300,000	1,300,338
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	33,745,000	33,745,000
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	1,600,000	1,603,888
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	3,685,000	3,685,553

TOTAL OHIO		44,559,097

Pennsylvania - 0.4%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.78% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	185,000	185,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.81% 10/4/21, VRDN (a)	6,420,000	6,420,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.78% 10/3/18, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000

TOTAL PENNSYLVANIA		6,705,000

South Carolina - 2.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.75% 10/5/18, VRDN (a)(b)	11,700,000	11,700,000
Series 1997, 1.75% 10/5/18, VRDN (a)(b)	3,800,000	3,800,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.73% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 1.76% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	19,000,000	19,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.81% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,330,000	1,330,000

TOTAL SOUTH CAROLINA		37,130,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.75% 10/5/18, VRDN (a)(b)	2,230,000	2,230,000
Texas - 6.5%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.78% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)	8,370,000	8,370,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.8% 10/1/18, VRDN (a)	1,300,000	1,300,000
Series 2004, 1.95% 10/5/18, VRDN (a)(b)	57,485,000	57,484,982
Series 2010 B, 1.8% 10/1/18, VRDN (a)	3,950,000	3,950,000
Series 2010 C, 1.85% 10/1/18, VRDN (a)	6,630,000	6,630,000
Series 2010 D, 1.81% 10/5/18, VRDN (a)	23,665,000	23,665,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(f)(g)	11,030,000	11,030,000

TOTAL TEXAS		112,429,982

Utah - 2.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.81% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	15,252,000	15,252,000
Series Floaters XM 05 06, 1.81% 10/5/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	22,623,000	22,623,000
Series Floaters ZM 05 51, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000

TOTAL UTAH		43,455,000

Washington - 0.7%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.73% 10/5/18, LOC KeyBank NA, VRDN (a)	545,000	545,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.91% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,020,000	5,020,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 00 42, 1.79% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,700,000	5,700,000

TOTAL WASHINGTON		11,265,000

West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.82% 10/4/21, VRDN (a)	11,130,000	11,130,000
Wisconsin - 0.3%
River Falls Indl. Dev. Rev. 1.82% 10/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	345,000	345,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.81% 10/5/18 (Liquidity Facility Citibank NA) (a)(f)	5,580,000	5,580,000

TOTAL WISCONSIN		5,925,000

TOTAL MUNICIPAL NOTES
(Cost $915,879,015)		915,477,526
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $1,677,516,145)		1,673,488,238
NET OTHER ASSETS (LIABILITIES) - 3.4%		58,359,801
NET ASSETS - 100%		$1,731,848,039

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,835,000 or 3.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 8/24/18	$33,745,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$4,040,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$11,030,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.91% 11/9/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$5,020,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$165,604
Total	$165,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Municipal Income Fund

September 30, 2018

XLI-QTLY-1118
1.9884855.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 87.3%
	Principal Amount	Value
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	$100,000	$113,610
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	113,367
5% 4/1/26	100,000	114,421

TOTAL ALABAMA		341,398

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (a)	30,000	31,548
Arizona - 2.2%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,017
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	26,577
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	506,061
5% 5/1/29	290,000	327,407
5% 5/1/33	565,000	628,602
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (a)(b)	500,000	497,280
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,387
5% 7/1/48	10,000	10,314
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/31 (a)	400,000	450,632
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,991

TOTAL ARIZONA		2,479,268

California - 0.5%
California Muni. Fin. Auth. Rev. (Linxs APM Proj.) Series 2018 A, 5% 12/31/47 (a)	500,000	544,205
Colorado - 2.0%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	43,648
5% 10/1/43	50,000	54,216
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	35,307
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	346,663
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	316,289
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (a)	25,000	27,807
5% 11/15/26 (a)	50,000	57,235
Series 2018 A, 5% 12/1/34 (a)	1,125,000	1,307,655

TOTAL COLORADO		2,188,820

Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2018 F:
5% 9/15/24	100,000	111,058
5% 9/15/25	100,000	111,668
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	135,000	148,111
Series 2012 J, 4% 7/1/19	100,000	101,197
Series A, 5% 7/1/26	105,000	111,636

TOTAL CONNECTICUT		583,670

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2018 A, 5% 6/1/43	500,000	566,725
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	111,925
5% 10/1/24	100,000	113,426
5% 10/1/25	100,000	114,713

TOTAL DISTRICT OF COLUMBIA		906,789

Florida - 4.5%
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	271,333
Series 2017:
5% 10/1/28 (a)	430,000	494,448
5% 10/1/42 (a)	1,365,000	1,499,753
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	50,000	55,846
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/31 (a)	125,000	141,426
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 D, 5% 10/1/20	1,480,000	1,563,220
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (a)	25,000	26,734
Miami-Dade County Aviation Rev. Series 2015 A, 5% 10/1/27 (a)	200,000	224,810
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	445,517
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	112,169
Series 2015 D, 5% 2/1/26	10,000	11,491
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/26	100,000	115,821
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	27,847

TOTAL FLORIDA		4,990,415

Georgia - 3.5%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/27 (a)	3,000,000	3,326,040
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,794
5% 8/1/39	5,000	5,355
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	5,000	5,388
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (b)	500,000	525,940

TOTAL GEORGIA		3,867,517

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (a)	125,000	141,580
Illinois - 18.6%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	500,000	501,455
Series 2018 A:
5% 12/1/29	350,000	364,998
5% 12/1/31	150,000	155,559
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/26	100,000	110,354
Series 2016 B:
4% 1/1/35	200,000	202,884
5% 1/1/46	2,000,000	2,157,260
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 B, 5% 1/1/37	50,000	55,255
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (a)	50,000	54,211
5% 7/1/48 (a)	400,000	429,328
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	100,000	103,077
Series 2011 A, 5.25% 11/15/23	50,000	54,179
Series 2016 A:
5% 11/15/23	10,000	11,220
5% 11/15/31	500,000	555,575
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	686,014
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,390
Series 2016, 5% 10/1/29	30,000	34,010
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	16,805
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	60,000	58,878
(Silver Cross Health Sys. IL Proj.) Series 2015 C, 5% 8/15/26	35,000	38,720
Bonds Series E, 2.25%, tender 4/29/22 (b)	3,695,000	3,661,080
Series 2011 IL, 4% 12/1/20	100,000	103,803
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,422
Series 2012 A, 5% 5/15/41	695,000	730,369
Series 2013, 5% 11/15/24	65,000	70,896
Series 2014, 5% 8/1/38	10,000	10,872
Series 2015 A:
5% 11/15/20	760,000	801,382
5% 11/15/23	10,000	11,128
5% 11/15/25	150,000	169,611
5% 11/15/45	300,000	320,139
Series 2016 A:
5% 8/15/24	65,000	71,213
5% 7/1/31	30,000	33,072
5% 7/1/33	10,000	10,960
5% 7/1/36	45,000	48,843
Series 2016 B, 5% 8/15/35	250,000	274,330
Series 2016 C:
4% 2/15/41	40,000	40,367
5% 2/15/34	50,000	56,404
Series 2016:
5% 12/1/23	155,000	170,579
5% 5/15/29	10,000	11,108
5% 12/1/29	620,000	688,175
5% 12/1/33	485,000	532,142
5% 12/1/46	95,000	101,601
Series 2017 A:
5% 7/15/24	1,080,000	1,222,085
5% 7/15/42	1,000,000	1,113,800
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	105,396
Series 2013, 5% 7/1/23	10,000	10,503
Series 2016:
5% 2/1/21	30,000	31,045
5% 2/1/27	1,000,000	1,053,530
5% 11/1/29	1,400,000	1,460,424
Series 2017 D:
5% 11/1/24	595,000	628,130
5% 11/1/27	250,000	263,610
Series 2017, 4% 2/1/24	15,000	15,078
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	92,694
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	258,291
Series 2011, 5.5% 2/1/22	100,000	109,225
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1, 0% 6/15/43 (FSA Insured)	10,000	3,182
Series 1994 A, 0% 6/15/25	25,000	19,209
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	797,940
Series 2012 B, 5% 6/15/23	10,000	10,634
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	113,971
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	16,471

TOTAL ILLINOIS		20,849,886

Indiana - 0.3%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23	35,000	37,953
Series 2016:
5% 9/1/24	20,000	22,545
5% 9/1/30	50,000	56,322
Purdue Univ. Rev. Series 2018 DD, 5% 7/1/38	205,000	236,422

TOTAL INDIANA		353,242

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	25,000	26,029
5% 5/15/48	40,000	41,501

TOTAL IOWA		67,530

Kentucky - 1.1%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,344
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	196,952
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	67,691
5% 5/1/29	85,000	96,336
5% 5/1/32	20,000	22,528
5% 5/1/33	15,000	16,831
5% 5/1/34	20,000	22,354
5% 5/1/35	10,000	11,066
5% 5/1/36	10,000	11,023
Louisville & Jefferson County Series 2016 A, 5% 10/1/32	70,000	77,993
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35	125,000	130,951
Pikeville Hosp. Rev. Series 2011:
6% 3/1/20	25,000	26,158
6% 3/1/22	315,000	337,674
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (b)	200,000	199,550

TOTAL KENTUCKY		1,242,451

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	17,073
Series 2017 A, 5% 12/15/32	165,000	186,260

TOTAL LOUISIANA		203,333

Maine - 0.8%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	50,000	51,790
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,132
Series 2014, 5% 7/1/30	585,000	645,992
Series 2016 A:
4% 7/1/46	5,000	4,704
5% 7/1/46	125,000	130,370
Series 2017 B, 5% 7/1/29	10,000	11,355

TOTAL MAINE		865,343

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	163,695
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	42,839
Series 2017:
5% 7/1/19	100,000	101,664
5% 7/1/20	100,000	103,722
5% 7/1/21	100,000	105,530
5% 7/1/47	100,000	105,052
Series 2016 A, 5% 1/1/31	40,000	44,023
Series 2016 I, 5% 7/1/30	195,000	216,224
Series 2017 A, 5% 1/1/37	1,050,000	1,137,192
Massachusetts Gen. Oblig. Series 2018 A, 5% 1/1/36	100,000	114,305

TOTAL MASSACHUSETTS		1,970,551

Michigan - 2.3%
Great Lakes Wtr. Auth. Mich Wtr. Series 2016 D, 5% 7/1/27	100,000	113,286
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48 (c)	200,000	222,136
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	55,738
Series 2015 A, 5% 5/15/24	1,150,000	1,299,178
Series 2016, 5% 11/15/41	30,000	32,756
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	11,428
Univ. of Michigan Rev. Series 2015, 5% 4/1/40	500,000	561,340
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (a)	100,000	103,115
Series 2017 A, 5% 12/1/29	45,000	51,735
Series 2017 B, 5% 12/1/42 (a)	150,000	163,328

TOTAL MICHIGAN		2,614,040

Minnesota - 0.5%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,997
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/30	500,000	569,595

TOTAL MINNESOTA		595,592

Missouri - 1.0%
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 11/15/43	1,000,000	1,100,120
Montana - 0.0%
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	33,331
New Hampshire - 0.8%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	222,708
5% 8/1/26	105,000	120,185
5% 8/1/37	100,000	109,760
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310,000	325,292
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	50,573
Series 2016, 5% 10/1/22	85,000	91,992

TOTAL NEW HAMPSHIRE		920,510

New Jersey - 5.3%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,302
Series 2013 NN, 5% 3/1/29	1,000,000	1,060,830
Series 2013:
5% 3/1/23	25,000	26,998
5% 3/1/24	70,000	75,326
Series 2017 DDD, 5% 6/15/30	1,000,000	1,099,050
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (a)	80,000	87,000
Series 2017 1A, 5% 12/1/26 (a)	200,000	224,606
Series 2018 B:
5% 12/1/25 (a)	500,000	557,530
5% 12/1/26 (a)	315,000	353,754
5% 12/1/27 (a)	850,000	957,704
5% 12/1/28 (a)	750,000	843,495
Series 2018 C, 4% 12/1/48 (a)	35,000	33,924
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	250,000	258,510
Series 2009 A, 0% 12/15/36	160,000	67,957
Series 2014 AA, 5% 6/15/25	100,000	108,875
Series 2016 A, 5% 6/15/27	160,000	178,245

TOTAL NEW JERSEY		5,961,106

New York - 8.3%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	452,956
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/37	2,420,000	2,718,628
New York City Gen. Oblig.:
Series 2017 B, 5% 12/1/37	1,500,000	1,684,545
Series 2018 A, 5% 8/1/24	100,000	113,831
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2018 DD, 5% 6/15/40	400,000	451,876
New York City Transitional Fin. Auth. Rev.:
Series 2016 E, 5% 2/1/37	1,000,000	1,111,220
Series 2019 A, 5% 8/1/40	1,000,000	1,133,600
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,901
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	112,370
Series 2016 B, 5% 11/15/22	1,000,000	1,105,930
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	327,736

TOTAL NEW YORK		9,223,593

Ohio - 5.6%
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,306
5% 8/1/26	290,000	330,849
5% 8/1/27	10,000	11,483
5% 8/1/28	10,000	11,476
5% 8/1/29	10,000	11,407
5% 8/1/30	10,000	11,364
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	10,000	10,922
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	500,000	494,365
Series 2017 A, 5% 2/15/21	30,000	31,921
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,169,990
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,729
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	100,000	112,414
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,406
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	675,083
5% 6/1/21	865,000	926,380
5% 6/1/22	330,000	360,274
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,540

TOTAL OHIO		6,221,909

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	200,000	219,034
Oregon - 0.4%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	500,000	497,490
Pennsylvania - 4.2%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A:
5% 11/15/22	100,000	109,438
5% 11/15/25	100,000	112,869
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	20,967
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	39,737
5% 7/15/36	500,000	552,735
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	66,088
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	189,684
Series 2016 A, 5% 8/15/46	50,000	54,046
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	274,863
5% 7/1/24	300,000	333,285
5% 7/1/25	300,000	334,836
5% 7/1/26	455,000	510,451
5% 7/1/27	500,000	564,100
5% 7/1/34	450,000	497,642
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017, 5% 5/1/35	10,000	11,158
Series 2016, 5% 5/1/35	500,000	550,595
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/21	100,000	107,184
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	56,068
Series 2018 B, 5% 9/1/43	50,000	54,314
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	50,484
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	202,410

TOTAL PENNSYLVANIA		4,692,954

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	26,542
5% 5/15/39	50,000	53,696
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (a)	625,000	685,613

TOTAL RHODE ISLAND		765,851

South Carolina - 2.9%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28	175,000	191,086
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,253
Series 2014 A:
5% 12/1/49	440,000	460,038
5.5% 12/1/54	140,000	150,835
Series 2014 C, 5% 12/1/46	20,000	21,060
Series 2015 A, 5% 12/1/50	75,000	78,764
Series 2015 E, 5.25% 12/1/55	25,000	26,816
Series 2016 A:
5% 12/1/26	140,000	157,305
5% 12/1/29	500,000	551,780
5% 12/1/33	15,000	16,269
5% 12/1/38	75,000	80,314
Series 2016 B:
5% 12/1/31	105,000	115,391
5% 12/1/35	120,000	129,932
5% 12/1/41	175,000	187,455
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	500,000	575,975
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	29,176
4% 4/15/48	20,000	18,969
5% 4/15/48	415,000	451,059

TOTAL SOUTH CAROLINA		3,247,477

Tennessee - 1.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,590
5% 7/1/24	20,000	22,120
5% 7/1/25	20,000	22,045
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (a)	1,000,000	1,106,380
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	460,000	481,551
Series 2018, 4%, tender 11/1/49	180,000	189,056

TOTAL TENNESSEE		1,837,742

Texas - 11.0%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	52,433
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	227,574
5% 8/1/26	200,000	229,678
Austin Elec. Util. Sys. Rev. Series 2017, 5% 11/15/35	1,480,000	1,680,436
Austin Wtr. & Wastewtr. Sys. Rev. Series 2017, 5% 11/15/37	2,000,000	2,264,120
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	125,414
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (a)	115,000	125,945
Dallas Gen. Oblig. Series 2014, 5% 2/15/24	1,500,000	1,688,085
Dallas Independent School District Series 2016 A, 4% 2/15/29	500,000	531,165
Grand Parkway Trans. Corp.:
Series 2013 B, 5.25% 10/1/51	30,000	33,228
Series 2018 A, 5% 10/1/43	450,000	506,079
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/30 (a)	120,000	137,959
Houston Gen. Oblig. Series 2017 A:
5% 3/1/25	500,000	572,685
5% 3/1/32	25,000	28,553
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (a)	25,000	27,936
Lower Colorado River Auth. Rev. LCRA Transmission Corp. Series 2011 B, 5% 5/15/22	300,000	321,102
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	11,760
5% 8/15/47	10,000	11,015
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	110,407
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,704
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	40,000	45,957
5% 8/1/38	100,000	114,530
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	64,593
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 A, 5% 2/15/24	265,000	298,371
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	100,000	114,228
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/29	1,000,000	1,144,830
5% 2/15/30	690,000	786,973
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	450,000	505,485
Waco Gen. Oblig. Series 2015, 5% 2/1/25	500,000	561,740

TOTAL TEXAS		12,327,985

Utah - 0.0%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/24 (a)	10,000	11,171
Virginia - 1.6%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	393,347
5% 9/1/24	315,000	347,284
5% 9/1/27	875,000	983,290
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	54,232

TOTAL VIRGINIA		1,778,153

Washington - 2.8%
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (a)	50,000	55,812
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,503
Series 2017 A, 5% 8/1/35	2,500,000	2,833,475
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,015
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,623
5% 7/1/30	5,000	5,698
5% 7/1/31	10,000	11,328
5% 7/1/42	100,000	108,789
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	103,429

TOTAL WASHINGTON		3,134,672

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	55,725
Wisconsin - 0.5%
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017, 5% 9/30/49 (a)	75,000	80,444
(Denver Int. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/24 (a)	10,000	11,061
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (d)	5,000	5,048
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	15,697
5% 10/1/48 (d)	15,000	15,685
5% 10/1/53 (d)	30,000	31,222
Wisconsin Health & Edl. Facilities (Ascension Sr. Cr. Group) Series 2016 A, 5% 11/15/39	280,000	311,030
Wisconsin Health & Edl. Facilities Auth. Rev. (Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	100,000	101,746

TOTAL WISCONSIN		571,933

TOTAL MUNICIPAL BONDS
(Cost $98,345,507)		97,601,629
	Shares	Value

Money Market Funds - 7.4%
Fidelity Municipal Cash Central Fund, 1.64%(e)(f)
(Cost $8,300,002)	8,299,170	8,299,987
TOTAL INVESTMENT IN SECURITIES - 94.7%
(Cost $106,645,509)		105,901,616
NET OTHER ASSETS (LIABILITIES) - 5.3%		5,966,960
NET ASSETS - 100%		$111,868,576

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,081 or 0.2% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$32,455
Total	$32,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$97,601,629	$--	$97,601,629	$--
Money Market Funds	8,299,987	8,299,987	--	--
Total Investments in Securities:	$105,901,616	$8,299,987	$97,601,629	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Conservative Income Municipal Bond Fund

September 30, 2018

XCB-QTLY -1118
1.9884862.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 49.9%
	Principal Amount	Value
Alabama - 0.4%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	150,000	147,887
Arizona - 0.3%
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	50,000	49,450
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	60,000	61,995

TOTAL ARIZONA		111,445

California - 0.7%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.95%, tender 8/1/21 (a)(c)	245,000	245,061
Colorado - 0.7%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	200,000	203,200
E-470 Pub. Hwy. Auth. Rev. Series 2015 A, 5% 9/1/20	50,000	52,657

TOTAL COLORADO		255,857

Connecticut - 4.1%
Connecticut Gen. Oblig.:
Series 2010 C, 5% 12/1/18	$215,000	$216,049
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.81% 4/15/20 (a)(c)	100,000	101,211
Series 2016 B, 4% 5/15/20	200,000	205,016
Series 2017 B, 5% 4/15/19	50,000	50,788
Series A, 5% 2/15/21	75,000	75,749
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.) Series 2017 A, 4% 11/15/18 (b)	175,000	175,306
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/19	225,000	232,063
Series 2015 B, 5% 8/1/20	175,000	183,096
Series 2016 A, 5% 9/1/21	220,000	234,784

TOTAL CONNECTICUT		1,474,062

Florida - 1.9%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/19	50,000	51,109
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	150,000	150,689
Orange County Health Facilities Auth. ( Orlando Health Proj.) Series 2009, 5% 10/1/18	275,000	275,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	145,000	145,000
5% 10/1/19	75,000	77,188

TOTAL FLORIDA		698,986

Georgia - 1.2%
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	200,000	206,770
Series 2009 B, 5% 1/1/20	220,000	227,447

TOTAL GEORGIA		434,217

Illinois - 9.6%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	165,000	170,663
Series 2014 D, 5% 12/1/19	50,000	51,716
Chicago Midway Arpt. Rev. Series 2014 B, 5% 1/1/19	300,000	302,292
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	150,000	151,146
Chicago Park District Gen. Oblig.:
Series 2015 C, 4% 1/1/19	215,000	215,983
Series 2018 E, 5% 11/15/19 (d)	170,000	175,059
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/19	475,000	489,507
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	250,000	248,060
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	345,000	358,158
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	75,000	75,442
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	169,945
Series 2017 B, 5% 11/1/19	200,000	204,906
Series 2018 A, 5% 5/1/19	300,000	304,080
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	180,632
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.375% 6/1/21	330,000	354,470

TOTAL ILLINOIS		3,452,059

Kentucky - 4.5%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	575,000	602,445
(Proj. No. 106) Series 2013 A, 5% 10/1/18	200,000	200,000
(Proj. No. 112) Series 2016 B, 5% 11/1/18	250,000	250,623
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	200,000	205,514
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	100,000	104,145
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	249,438

TOTAL KENTUCKY		1,612,165

Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	150,000	152,879
Louisiana Pub. Facilities Auth. Rev. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	227,459

TOTAL LOUISIANA		380,338

Massachusetts - 0.3%
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	104,123
Michigan - 5.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	120,668
Michigan Fin. Auth. Rev.:
(Beaumont Health Proj.) Series 2012, 5% 11/1/18	680,000	681,598
Series 2015 A:
4% 8/1/19	520,000	527,992
5% 5/15/20	125,000	130,576
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	177,745
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (b)	225,000	232,009

TOTAL MICHIGAN		1,870,588

Minnesota - 0.7%
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series 2011, 4%, tender 11/15/18 (a)	105,000	105,265
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	149,229

TOTAL MINNESOTA		254,494

Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev.:
Series 2013 A, 5% 1/1/19	200,000	201,538
Series 2014, 5% 1/1/19	70,000	70,538
Series 2016, 5% 1/1/19	200,000	201,538

TOTAL NEBRASKA		473,614

Nevada - 0.6%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	200,000	209,190
New Jersey - 8.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/20	10,000	10,362
Series 2015 XX, 5% 6/15/20	245,000	255,557
New Jersey Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/1/19	50,000	51,109
New Jersey Edl. Facility Series 2015 G, 4% 7/1/20	175,000	180,763
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 4% 7/1/19	200,000	202,828
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 4% 12/1/19 (b)	210,000	213,925
Series 2015 1A, 5% 12/1/21 (b)	600,000	643,446
Series 2018 B, 5% 12/1/20 (b)	100,000	105,296
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	100,000	101,939
5% 6/1/21	100,000	106,855
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	93,064
Series 2012 AA, 5% 6/15/19	50,000	50,934
Series 2016 A, 5% 6/15/20	115,000	120,093
Series 2018 A:
5% 6/15/21	125,000	132,374
5% 6/15/22	210,000	225,750
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	570,000	606,292

TOTAL NEW JERSEY		3,100,587

Ohio - 0.6%
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2013, 3% 12/1/18	220,000	220,403
Oklahoma - 0.7%
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/19	235,000	236,713
Pennsylvania - 2.7%
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	50,000	50,339
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	63,472
Series 2016, 5% 1/15/22	140,000	151,754
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	51,980
First Series 2012, 5% 4/1/21	50,000	53,397
Pennsylvania Tpk. Commission Tpk. Rev. Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.91% 12/1/20 (a)(c)	100,000	100,004
SIFMA Municipal Swap Index + 0.430% 1.99% 12/1/21 (a)(c)	200,000	200,002
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.8% 9/15/21 (a)(c)	300,000	300,003

TOTAL PENNSYLVANIA		970,951

South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	120,000	120,618
Texas - 0.7%
Lower Colorado River Auth. Rev. Series 2012 B, 5% 5/15/21	245,000	262,493
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	249,068
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	24,807
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	49,814

TOTAL VIRGINIA		323,689

West Virginia - 1.1%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	300,000	298,791
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	99,925

TOTAL WEST VIRGINIA		398,716

Wisconsin - 1.7%
Wisconsin Health & Edl. Facilities Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.01%, tender 7/27/22 (a)(c)	155,000	155,000
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	200,000	206,254
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, 5.5% 12/15/20	250,000	259,580

TOTAL WISCONSIN		620,834

TOTAL MUNICIPAL BONDS
(Cost $18,013,884)		17,979,090

Municipal Notes - 50.2%
California - 0.7%
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.91% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	100,000	$100,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 1.73% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	140,000	140,000

TOTAL CALIFORNIA		240,000

Colorado - 2.7%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.78% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	165,000	165,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters ZF 06 88, 1.86% 10/5/18 (Liquidity Facility Bank of America NA) (a)(b)(e)	800,000	800,000

TOTAL COLORADO		965,000

Connecticut - 0.5%
Derby Gen. Oblig. BAN Series 2018, 2.75% 10/25/18	200,000	200,116
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.92% 10/1/18, VRDN (a)	100,000	100,000
First Series 2009, 1.93% 10/1/18, VRDN (a)	100,000	100,000
Series 2012, 1.96% 10/1/18, VRDN (a)(b)	660,000	660,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.92% 10/1/18, VRDN (a)(b)	100,000	100,000

TOTAL GEORGIA		960,000

Illinois - 8.9%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.74% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,500,000	1,500,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.74% 10/5/18 (a)(e)	1,700,000	1,699,990

TOTAL ILLINOIS		3,199,990

Indiana - 0.3%
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	100,000	100,201
Iowa - 0.5%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 1.91% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	200,000	200,000
Massachusetts - 0.8%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.81% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)	200,000	200,000
Nahant BAN Series 2018 A, 3% 6/28/19	100,000	100,502

TOTAL MASSACHUSETTS		300,502

Michigan - 1.7%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.71% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	600,000	600,000
Mississippi - 3.9%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.78% 10/5/18, LOC Cap. One Bank, VRDN (a)(b)	400,000	400,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.8% 10/1/18, VRDN (a)(b)	1,000,000	1,000,000

TOTAL MISSISSIPPI		1,400,000

Nevada - 2.8%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.76% 10/5/18 (Liquidity Facility Citibank NA) (a)(e)	1,000,000	1,000,000
New Jersey - 7.3%
Borough of Riverdale BAN Series 2018, 3% 9/13/19	100,000	100,823
Caldwell BAN Series 2018, 3% 2/20/19	100,000	100,361
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	50,000	50,022
Gloucester Township BAN Series 2018 B, 3% 6/20/19	600,000	603,522
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	50,000	50,025
Maple Shade Township BAN Series 2018:
3% 6/27/19	200,000	201,354
3% 6/27/19	200,000	201,354
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	100,000	100,581
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	100,000	100,834
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.76% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	200,000	200,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.81% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	225,000	225,000
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	300,000	301,686
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	100,000	100,576
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	300,000	301,749

TOTAL NEW JERSEY		2,637,887

New York - 4.4%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	400,000	402,364
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	100,000	100,623
Geneva BAN Series 2018, 3% 5/8/19	400,000	402,068
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	200,000	201,226
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 1.8% 10/5/18, LOC RBS Citizens NA, VRDN (a)	95,000	95,000
Sidney Cent School District BAN Series 2018, 3% 7/10/19	100,000	100,571
Troy Rensselaer County BAN Series B, 3% 8/2/19	300,000	301,773

TOTAL NEW YORK		1,603,625

North Carolina - 0.3%
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	100,000	100,000
Ohio - 1.4%
Belmont County BAN Series 2018 A, 3% 4/18/19	100,000	100,579
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	375,000	375,000
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	50,000	50,008

TOTAL OHIO		525,587

Oregon - 1.4%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 1.73% 10/1/18, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
Pennsylvania - 0.7%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.81% 10/4/21, VRDN (a)	245,000	245,000
South Carolina - 1.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.73% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	500,000	500,000
Texas - 4.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.8% 10/1/18, VRDN (a)	380,000	380,000
Series 2004, 1.95% 10/5/18, VRDN (a)(b)	900,000	900,000
Series 2010 D, 1.8% 10/5/18, VRDN (a)	150,000	150,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(e)(f)	210,000	210,000

TOTAL TEXAS		1,640,000

Utah - 3.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 ZF 0540, 1.74% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Washington - 0.3%
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 00 42, 1.79% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $18,124,562)		18,117,908
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $36,138,446)		36,096,998
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(20,413)
NET ASSETS - 100%		$36,076,585

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $685,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 8/24/18	$375,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$100,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$210,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,512
Total	$6,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018